                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-6241


                            Loomis Sayles Funds II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


      Registrant's telephone number, including area code: (617) 449-2810


                     Date of fiscal year end: September 30


                    Date of reporting period: June 30, 2006

ITEM 1 SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Aggressive Growth Fund


                                                              Shares Value (+)
                                                              ------ ----------
 COMMON STOCKS - 98.5% of Total Net Assets

 Aerospace & Defense - 4.6%
 Precision Castparts Corp.................................... 20,475 $1,223,586
 Rockwell Collins, Inc....................................... 16,950    946,996
                                                                     ----------
                                                                      2,170,582
                                                                     ----------
 Air Freight & Logistics - 6.3%
 C.H. Robinson Worldwide, Inc.(b)............................ 23,875  1,272,538
 Expeditors International of Washington, Inc................. 30,750  1,722,307
                                                                     ----------
                                                                      2,994,845
                                                                     ----------
 Biotechnology - 2.2%
 Amylin Pharmaceuticals, Inc.(b)(c)..........................  8,425    415,942
 Celgene Corp.(c)............................................ 13,100    621,333
                                                                     ----------
                                                                      1,037,275
                                                                     ----------
 Capital Markets - 5.6%
 BlackRock, Inc., Class A....................................  7,175    998,545
 Investment Technology Group, Inc.(b)(c)..................... 19,725  1,003,213
 Northern Trust Corp......................................... 12,300    680,190
                                                                     ----------
                                                                      2,681,948
                                                                     ----------
 Commercial Banks - 1.5%
 Commerce Bancorp, Inc.(b)................................... 19,950    711,617
                                                                     ----------
 Commercial Services & Supplies - 4.9%
 Corporate Executive Board Co................................ 13,875  1,390,275
 Stericycle, Inc.(b)(c)...................................... 14,475    942,322
                                                                     ----------
                                                                      2,332,597
                                                                     ----------
 Computers & Peripherals - 2.0%
 Network Appliance, Inc.(b)(c)............................... 27,275    962,807
                                                                     ----------
 Diversified Consumer Services - 1.4%
 Sotheby's Holdings, Inc.(c)................................. 25,375    666,094
                                                                     ----------
 Diversified Financial Services - 3.6%
 Chicago Mercantile Exchange Holdings, Inc...................  3,525  1,731,304
                                                                     ----------
 Electronic Equipment & Instruments - 2.5%
 Mettler-Toledo International, Inc.(c)....................... 19,775  1,197,772
                                                                     ----------
 Energy Equipment & Services - 6.9%
 Dril-Quip, Inc.(b)(c)....................................... 10,950    902,718
 GlobalSantaFe Corp.......................................... 13,125    757,969
 Oceaneering International, Inc.(b)(c)....................... 19,400    889,490
 Weatherford International Ltd.(c)........................... 14,825    735,616
                                                                     ----------
                                                                      3,285,793
                                                                     ----------
 Food & Staples Retailing - 2.4%
 Whole Foods Market, Inc..................................... 17,650  1,140,896
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                              Shares Value (+)
                                                              ------ ----------
 COMMON STOCKS - continued

 Healthcare Equipment & Supplies - 4.0%
 C.R. Bard, Inc.............................................. 13,525 $  990,842
 Intuitive Surgical, Inc.(b)(c)..............................  7,625    899,521
                                                                     ----------
                                                                      1,890,363
                                                                     ----------
 Healthcare Providers & Services - 1.5%
 Humana, Inc.(c)............................................. 13,725    737,033
                                                                     ----------
 Hotels, Restaurants & Leisure - 5.4%
 Ctrip.com International Ltd., ADR(b)........................ 10,425    532,196
 Hilton Hotels Corp.......................................... 34,500    975,660
 Starwood Hotels & Resorts Worldwide, Inc.................... 17,575  1,060,476
                                                                     ----------
                                                                      2,568,332
                                                                     ----------
 Household Durables - 1.9%
 Garmin Ltd..................................................  8,500    896,240
                                                                     ----------
 Internet & Catalog Retail - 2.3%
 Coldwater Creek, Inc.(b)(c)................................. 41,475  1,109,871
                                                                     ----------
 Internet Software & Services - 3.5%
 Akamai Technologies, Inc.(b)(c)............................. 46,050  1,666,549
                                                                     ----------
 IT Services - 5.8%
 Cognizant Technology Solutions Corp.(c)..................... 20,300  1,367,611
 Paychex, Inc................................................ 18,525    722,104
 VeriFone Holdings, Inc.(b)(c)............................... 22,875    697,230
                                                                     ----------
                                                                      2,786,945
                                                                     ----------
 Life Sciences Tools And Services - 3.7%
 Pharmaceutical Product Development, Inc..................... 29,200  1,025,504
 Ventana Medical Systems, Inc.(b)(c)......................... 16,050    757,239
                                                                     ----------
                                                                      1,782,743
                                                                     ----------
 Metals & Mining - 2.0%
 Glamis Gold Ltd.(b)(c)...................................... 25,375    960,698
                                                                     ----------
 Oil, Gas & Consumable Fuels - 4.7%
 Aventine Renewable Energy Holdings, Inc.(c).................  4,600    178,940
 Denbury Resources, Inc.(c).................................. 26,725    846,381
 Peabody Energy Corp......................................... 15,900    886,425
 VeraSun Energy Corp.(b)(c).................................. 11,725    307,664
                                                                     ----------
                                                                      2,219,410
                                                                     ----------
 Pharmaceuticals - 2.0%
 Allergan, Inc...............................................  8,825    946,570
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Shares      Value (+)
                                                      ----------- ------------
 COMMON STOCKS - continued

 Real Estate - 4.2%
 CB Richard Ellis Group, Inc., Class A(c)............      40,075 $    997,868
 Jones Lang LaSalle, Inc.(b).........................      11,675    1,022,146
                                                                  ------------
                                                                     2,020,014
                                                                  ------------
 Semiconductors & Semiconductor Equipment - 4.1%
 Cymer, Inc.(b)(c)...................................      15,425      716,645
 MEMC Electronic Materials, Inc.(b)(c)...............      32,400    1,215,000
                                                                  ------------
                                                                     1,931,645
                                                                  ------------
 Specialty Retail - 4.6%
 AnnTaylor Stores Corp.(b)(c)........................      17,250      748,305
 Circuit City Stores, Inc.(b)........................      29,300      797,546
 Office Depot, Inc.(c)...............................      17,275      656,450
                                                                  ------------
                                                                     2,202,301
                                                                  ------------
 Wireless Telecommunication Services - 4.9%
 Leap Wireless International, Inc.(b)(c).............      18,250      865,963
 NII Holdings, Inc., Class B(c)......................      25,625    1,444,737
                                                                  ------------
                                                                     2,310,700
                                                                  ------------
 TOTAL COMMON STOCKS
 (Identified Cost $40,252,558).......................               46,942,944
                                                                  ------------

                                                       Principal
                                                        Amount
                                                      -----------
 SHORT-TERM INVESTMENTS - 25.5%
 Tri-Party Repurchase Agreement with Fixed Income
   Clearing Corporation, dated 6/30/06 at 3.450% to
   be repurchased at $896,258 on 7/03/06
   collateralized by $820,000 U.S. Treasury Bond,
   6.250% due 8/15/23 with a value of $917,013(d).... $   896,000      896,000
                                                                  ------------

                                                        Shares
                                                      -----------
 State Street Securities Lending Quality Trust(e)....  11,260,206   11,260,206
                                                                  ------------
 TOTAL SHORT-TERM INVESTMENTS
 (Identified Cost $12,156,206).......................               12,156,206
                                                                  ------------
 TOTAL INVESTMENTS - 124.0%
 (Identified Cost $52,408,764)(a)....................               59,099,150
    Other assets less liabilities--(24.0)%...........              (11,439,203)
                                                                  ------------
 TOTAL NET ASSETS - 100.0%...........................             $ 47,659,947
                                                                  ============

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

--------
+ Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2006 the unrealized appreciation on investments based on cost of $52,408,764 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost........ $7,386,195
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value........   (695,809)
                                                                 ----------
    Net unrealized appreciation................................. $6,690,386
                                                                 ==========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $100,936,400 of which $79,794,012 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $11,272,641 and $11,260,206, respectively.

(c) Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) Represents investment of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

         LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

  Principal
   Amount           Description                                                                       Value(+)
  ---------         -------------------------------------------------------------------------------- ----------
Bonds and Notes - 30.9% of Total Net Assets
Non-Convertible Bonds - 28.9%
                    Argentina - 0.3%
$      515,000      Republic of Argentina, 2.000%, 9/30/2014, (ARS)................................. $  159,489
       110,000      Republic of Argentina, 4.889%, 8/03/2012(b).....................................     90,970
                                                                                                     ----------
                                                                                                        250,459
                                                                                                     ----------
                    Australia - 0.1%
       120,000      South Australia Government Finance Authority, Zero Coupon Bond, 12/21/2015,
                    (AUD)...........................................................................     51,113
                                                                                                     ----------
                    Austria - 0.6%
    60,000,000      Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010, (JPY)......................    535,069
                                                                                                     ----------
                    Brazil - 0.2%
       130,000      Republic of Brazil, 8.250%, 1/20/2034...........................................    136,500
        50,000      Republic of Brazil, 8.750%, 2/04/2025...........................................     54,875
                                                                                                     ----------
                                                                                                        191,375
                                                                                                     ----------
                    Canada - 1.0%
       120,000      Bowater, Inc., 10.850%, 11/30/2014, (CAD).......................................    117,216
       195,000      Canadian Government Bond, 5.250%, 6/01/2013.....................................    181,881
        25,000      Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, 144A..........................     22,328
       120,000      Government of Quebec, 5.625%, 6/21/2011, (EUR)..................................    164,166
        50,000      Molson Coors Capital Finance, 5.000%, 9/22/2015, (CAD)..........................     42,295
        50,000      Nortel Networks Corp., 6.875%, 9/01/2023........................................     40,000
       165,000      Rogers Wireless, Inc., 7.625%, 12/15/2011, (CAD)................................    153,175
       180,000      Shaw Communications, Inc., 6.150%, 5/09/2016....................................    152,033
                                                                                                     ----------
                                                                                                        873,094
                                                                                                     ----------
                    Cayman Island - 0.5%
       150,000      CSN Islands IX Corp., 10.500%, 1/15/2015, 144A..................................    165,000
       100,000      LPG International, Inc., 7.250%, 12/20/2015.....................................     92,000
       190,000      Vale Overseas Ltd., 8.250%, 1/17/2034...........................................    204,962
                                                                                                     ----------
                                                                                                        461,962
                                                                                                     ----------
                    Chile - 0.1%
       100,000      Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027(c)........    103,795
                                                                                                     ----------
                    Columbia - 0.6%
        20,000      Republic of Colombia, 8.125%, 5/21/2024.........................................     20,250
    94,000,000      Republic of Colombia, 11.750%, 3/01/2010, (COP).................................     37,929
 1,055,000,000      Republic of Colombia, 12.000%, 10/22/2015, (COP)................................    462,253
                                                                                                     ----------
                                                                                                        520,432
                                                                                                     ----------
                    Denmark - 0.1%
       525,000      Kingdom of Denmark, 4.000%, 8/15/2008, (DKK)....................................     90,616
                                                                                                     ----------
                    France - 0.1%
 1,665,190,000      BNP Paribas SA, Zero Coupon Bond, 6/13/2011, (IDR), 144A........................    105,766
                                                                                                     ----------
                    Germany - 0.7%
       150,000      Eurohypo AG - Europaeische Hypothekenbank der Deutschen Bank, 4.000%, 2/01/2007,
                    (EUR)...........................................................................    192,521
       115,000      Hypothekenbank in Essen AG, 5.250%, 1/22/2008...................................    150,666
       260,000      KFW, 2.500%, 10/11/2010.........................................................    314,873
                                                                                                     ----------
                                                                                                        658,060
                                                                                                     ----------
                    Indonesia - 0.1%
       125,000      Republic of Indonesia, 6.875%, 3/09/2017, 144A..................................    121,719
                                                                                                     ----------
                    Ireland - 1.4%
    50,000,000      Depfa ACS Bank, 0.750%, 9/22/2008, (JPY)........................................    435,842
       100,000      Depfa ACS Bank, 4.875%, 5/21/2019, (EUR)........................................    133,301
        50,000      Elan Financial Plc, 7.750%, 11/15/2011..........................................     47,750
       460,000      Republic of Ireland, 4.600%, 4/18/2016, (EUR)...................................    613,418
                                                                                                     ----------
                                                                                                      1,230,311
                                                                                                     ----------
                    Japan - 1.3%
    70,000,000      Japan Government, 0.200%, 9/20/2007, (JPY)......................................    608,608
    71,000,000      Japan Government, Series 252, 1.000%, 6/20/2013.................................    592,352
                                                                                                     ----------
                                                                                                      1,200,960
                                                                                                     ----------
                    Korea - 0.2%
       150,000      Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A....................................    141,750
                                                                                                     ----------
                    Mexico - 1.4%
     1,000,000      America Movil SA, 9.000%, 1/15/2016, (MXN)......................................     85,352
       125,000      America Movil SA de CV, 5.500%, 3/01/2014(c)....................................    115,493
       165,000      Desarrolladora Homex SA, 7.500%, 9/28/2015......................................    155,100
       240,000      Mexican Fixed Rate Bonds, 4.250%, 6/16/2015, (EUR)..............................    287,234
     4,500,000      Mexican Fixed Rate Bonds, 9.000%, 12/20/2012, (MXN).............................    400,868
     1,000,000      Mexican Fixed Rate Bonds, 9.500%, 12/18/2014,...................................     90,343
       150,000      United Mexican States, 6.750%, 9/27/2034........................................    145,875
                                                                                                     ----------
                                                                                                      1,280,265
                                                                                                     ----------
                    Netherlands - 0.2%
       100,000      Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A...............................     95,125
        90,000      Kingdom of Netherlands, 5.000%, 7/15/2011, (EUR)................................    121,046
                                                                                                     ----------
                                                                                                        216,171
                                                                                                     ----------

Investments as of June 30, 2006 (Unaudited)

  Principal
   Amount              Description                                                                         Value(+)
  ---------            ----------------------------------------------------------------------------------- --------
                       Norway - 0.3%
  $ 1,600,000          Kingdom of Norway, 5.500%, 5/15/2009, (NOK)........................................ $267,518
                                                                                                           --------
                       Peru - 0.3%
      281,300          Republic of Peru, 5.000%, 3/07/2017(b).............................................  267,938
                                                                                                           --------
                       Singapore - 0.4%
      495,000          Government of Singapore, 4.625%, 7/01/2010, (SGD)..................................  327,708
       10,000          Singapore Telecommunications Ltd., 6.000%, 11/21/2011, (EUR).......................   13,803
                                                                                                           --------
                                                                                                            341,511
                                                                                                           --------
                       South Africa - 0.7%
      235,000          Republic of South Africa, 4.500%, 4/05/2016, (EUR).................................  281,171
       50,000          Republic of South Africa, 5.250%, 5/16/2013, (EUR).................................   64,720
    1,550,000          Republic of South Africa, Series R153, 13.000%, 8/31/2010, (ZAR)...................  249,012
                                                                                                           --------
                                                                                                            594,903
                                                                                                           --------
                       Spain - 0.1%
      100,000          Telefonica Emisones SAU, 6.421%, 6/20/2016.........................................   99,793
                                                                                                           --------
                       Supranational - 0.3%
      370,085          European Investment Bank, Zero Coupon Bond, 9/12/2008, (BRL), 144A.................  123,869
    4,000,000          Inter-American Development Bank, 1.900%, 7/08/2009, (JPY)..........................   35,786
    7,000,000          International Bank for Reconstruction & Development, Series 670, 2.000%, 2/18/2008,
                       (JPY)..............................................................................   62,328
                                                                                                           --------
                                                                                                            221,983
                                                                                                           --------
                       Sweden - 0.5%
    1,575,000          Government of Sweden, Series 1040, 6.500%, 5/05/2008, (SEK)........................  231,235
      495,000          Government of Sweden, Series 1045, 5.250%, 3/15/2011...............................   72,970
      125,000          Stena AB, 7.500%, 11/01/2013.......................................................  121,250
                                                                                                           --------
                                                                                                            425,455
                                                                                                           --------
                       Thailand - 0.2%
      160,000          Advance Agro Public Co., Ltd., 11.000%, 12/19/2012, 144A...........................  161,200
                                                                                                           --------
                       Turkey - 0.0%
       20,000          Republic of Turkey, 7.250%, 3/15/2015..............................................   18,775
                                                                                                           --------
                       United Kingdom - 0.6%
       60,000          BSKYB Finance UK Plc, 5.750%, 10/20/2017, (GBP)....................................  107,995
1,229,424,500          J.P. Morgan Chase London, Zero Coupon Bond, 10/21/2010, (IDR), 144A................   84,090
       80,000          Scottish Power UK Plc, Series EMTN, 6.625%, 1/14/2010, (GBP).......................  153,790
       35,000          United Kingdom Treasury, 5.000%, 3/07/2025.........................................   68,415
       70,000          United Kingdom Treasury, 6.250%, 11/25/2010........................................  136,909
       10,000          WPP Group Plc, 6.000%, 6/18/2008, (EUR)............................................   13,285
                                                                                                           --------
                                                                                                            564,484
                                                                                                           --------
                       United States - 16.3%
       50,000          Albertson's, Inc., 6.625%, 6/01/2028...............................................   39,716
      500,000          Albertson's, Inc., 7.450%, 8/01/2029...............................................  429,461
       10,000          American Standard, Inc., 8.250%, 6/01/2009, (GBP)..................................   19,494
       49,000          Amkor Technology, Inc., 10.500%, 5/01/2009(c)......................................   50,103
       75,000          Arrow Electronics, Inc., 6.875%, 7/01/2013.........................................   76,684
      100,000          ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A........................   60,741
       24,305          Atlas Air, Inc., 7.200%, 1/02/2019.................................................   24,062
       42,865          Atlas Air, Inc., Series B, 7.680%, 1/02/2014.......................................   42,437
      145,000          Avnet, Inc., 6.000%, 9/01/2015.....................................................  137,270
  110,000,000          Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A.............................  113,309
    4,000,000          Barclays Financial LLC, 4.100%, 3/22/2010, (THB), 144A.............................   98,114
  349,720,000          Barclays Financial LLC, 4.140%, 3/23/2009, (KRW), 144A.............................  369,596
    4,000,000          Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A.............................   98,470
  220,000,000          Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A.............................  230,057
      310,000          Borden, Inc., 7.875%, 2/15/2023(c).................................................  251,875
      410,000          Borden, Inc., 8.375%, 4/15/2016....................................................  365,925
        5,000          Chesapeake Energy Corp., 6.500%, 8/15/2017(c)......................................    4,563
       70,000          Chesapeake Energy Corp., 6.875%, 1/15/2016(c)......................................   66,150
       35,000          Chesapeake Energy Corp., 6.875%, 11/15/2020........................................   32,375
      120,000          Citi Credit Card Issuance Trust, 5.375%, 4/10/2013, (EUR)..........................  161,461
       50,000          Columbia/HCA Healthcare Corp., 7.190%, 11/15/2015..................................   48,189
      100,000          Columbia/HCA Healthcare Corp., 7.580%, 9/15/2025...................................   93,138
      221,752          Continental Airlines, Inc., Series 1999-1C, 6.954%, 8/02/2009......................  211,966
       25,000          Corning Glass, 8.875%, 3/15/2016...................................................   29,334
      160,000          Cummins Engine Co., Inc., 7.125%, 3/01/2028........................................  157,810
       50,000          Dillard's, Inc., 6.625%, 1/15/2018(c)..............................................   46,250
       50,000          Dillard's, Inc., 7.000%, 12/01/2028(c).............................................   44,250
       20,000          ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011......................   20,599
      200,000          Federal Home Loan Mortgage Corp., 5.125%, 1/15/2012, (EUR).........................  269,099

Investments as of June 30, 2006 (Unaudited)

 Principal
  Amount    Description                                                        Value(+)
 ---------  ----------------------------------------------------------------- -----------
United States - continued
$30,000,000 Federal National Mortgage Association, 2.125%, 10/09/2007 (JPY).. $   267,182
    200,000 Federal National Mortgage Association, 2.290%, 2/19/2009 (SGD)...     121,592
 25,000,000 General Electric Capital Corp., 0.550%, 10/14/2008 (JPY).........     216,264
     75,000 General Motors Acceptance Corp., 6.018%, 7/16/2007(b)............      74,438
    350,000 General Motors Acceptance Corp., 6.039%, 3/20/2007(b)............     347,598
     50,000 Georgia-Pacific Corp., 7.375%, 12/01/2025(c).....................      45,250
     35,000 Georgia-Pacific Corp., 7.750%, 11/15/2029........................      32,025
    160,000 Georgia-Pacific Corp., 8.000%, 1/15/2024.........................     151,200
     20,000 Glencore Nickel Property Ltd., Zero Coupon Bond, 1/01/2025.......          --
    150,000 Goldman Sachs Group, Inc., 3.246%, 5/23/2016, (EUR)(b)...........     190,378
     25,000 GTE Corp., 6.940%, 4/15/2028.....................................      24,424
    225,000 HCA, Inc., 7.050%, 12/01/2027....................................     197,054
    250,000 HCA, Inc., 7.500%, 11/06/2033....................................     228,496
    100,000 HSBC Bank USA, 3.310%, 8/25/2010, 144A, (MYR)....................      98,570
    100,000 IMC Global, Inc., 7.375%, 8/01/2018(c)...........................      94,000
     25,000 J.C. Penney Co., Inc., 7.125%, 11/15/2023(c).....................      26,663
    275,000 K Hovnanian Enterprises, Inc., 6.250%, 1/15/2016.................     238,562
    250,000 Kellwood Co., 7.625%, 10/15/2017.................................     225,273
  2,000,000 KfW International Finance, Inc., 1.750%, 3/23/2010 (JPY).........      17,804
 29,000,000 KfW International Finance, Inc., 2.050%, 9/21/2009 (JPY).........     260,508
     55,000 Lennar Corp., 5.600%, 5/31/2015(c)...............................      49,962
     55,000 Lennar Corp., 6.500%, 4/15/2016, 144A(c).........................      53,299
     20,000 Level 3 Communications, Inc., 11.500%, 3/01/2010, 144A...........      19,800
    155,000 Lucent Technologies, Inc., 6.450%, 3/15/2029.....................     131,750
    130,000 MBNA Credit Card Master Note Trust, Series 03A5 4.150%, 4/19/2010     166,699
     85,000 Morgan Stanley, 5.375%, 11/14/2013, (GBP)........................     155,866
    150,000 News America Holdings, Inc., 8.625%, 2/07/2014, (AUD)(d).........     115,486
    250,000 NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027(c)..     213,750
    135,000 Northern Telecom Capital Corp., 7.875%, 6/15/2026................     110,700
  1,000,000 NRG Energy, Inc., 7.375%, 2/01/2016..............................     975,000
     40,000 Owens-Illinois, Inc., 7.800%, 5/15/2018..........................      37,600
    115,000 Pemex Project Funding Master Trust, 7.875%, 2/01/2009............     119,313
     50,000 Pulte Homes, Inc., 5.200%, 2/15/2015.............................      44,588
    540,000 Pulte Homes, Inc., 6.000%, 2/15/2035(c)..........................     450,832
    695,000 Pulte Homes, Inc., 6.375%, 5/15/2033.............................     600,471
    140,000 Qwest Capital Funding, Inc., 6.500%, 11/15/2018..................     123,200
    205,000 Qwest Capital Funding, Inc., 6.875%, 7/15/2028(c)................     176,813
     30,000 Qwest Capital Funding, Inc., 7.750%, 2/15/2031...................      28,050
     45,000 Qwest Corporation, 6.875%, 9/15/2033.............................      38,925
      5,000 Qwest Corporation, 7.250%, 9/15/2025.............................       4,675
    255,000 SLM Corp., 6.500%, 6/15/2010, (NZD)..............................     153,231
    750,000 Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(c)................     694,440
    395,000 Time Warner, Inc., 6.625%, 5/15/2029(c)..........................     379,530
    160,000 Time Warner, Inc., 6.950%, 1/15/2028.............................     159,482
    115,000 Time Warner, Inc., 7.625%, 4/15/2031.............................     123,823
     75,000 Time Warner, Inc., 7.700%, 5/01/2032.............................      81,514
    105,000 Toll Brothers Finance Corp., 5.150%, 5/15/2015(c)................      91,634
    375,000 Toys R Us, 7.375%, 10/15/2018(c).................................     265,781
    200,000 Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016, 144A....     191,500
    335,000 U.S. Treasury Bonds, 4.500%, 2/15/2036(c)........................     300,375
     80,000 U.S. Treasury Bonds, 5.375%, 2/15/2031(c)........................      81,381
  1,395,000 U.S. Treasury Notes, 4.500%, 2/15/2016(c)........................   1,327,211
     90,000 Verizon Communications, 5.850%, 9/15/2035(c).....................      78,295
      5,000 Verizon Maryland, Inc., 5.125%, 6/15/2033(c).....................       3,822
    250,000 Verizon New York, Inc., 7.375%, 4/01/2032 , Series B(c)..........     246,445
    100,000 Viacom, Inc., 6.875%, 4/30/2036, 144A............................      96,506
    100,000 Williams Cos., Inc., 7.500%, 1/15/2031...........................      96,500
    150,000 Woolworth Corp., 8.500%, 1/15/2022...............................     151,313
     20,000 Xerox Corp., 7.200%, 4/01/2016...................................      20,050
                                                                              -----------
                                                                               14,609,391
                                                                              -----------
            Venezuela - 0.3%
    130,000 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A...............     116,350
    125,000 Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A................     117,500
                                                                              -----------
                                                                                  233,850
                                                                              -----------
            Total Non-Convertible Bonds
            (Identified Cost $26,078,609)....................................  25,839,718
                                                                              -----------

Investments as of June 30, 2006 (Unaudited)

Principal
 Amount    Description                                                Value(+)
---------  --------------------------------------------------------- -----------
Convertible Bonds - 2.0%
           United States - 2.0%
$  435,000 Bristol-Myers Squibb Co., 4.829%, 9/15/2023(b)........... $   434,187
    95,000 Builders Transportation, Inc., 8.000%, 8/15/2005(d)(h)...          --
   250,000 Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008...........     239,687
   140,000 Level 3 Communications, Inc., 2.875%, 7/15/2010..........     126,700
    25,000 Level 3 Communications, Inc., 6.000%, 9/15/2009(c).......      21,813
     5,000 Level 3 Communications, Inc., 6.000%, 3/15/2010(c).......       4,144
   500,000 Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008......     481,250
   500,000 Valeant Pharmaceuticals International, 3.000%, 8/16/2010.     435,625
    80,000 Valeant Pharmaceuticals International, 4.000%, 11/15/2013      69,200
                                                                     -----------
           Total Convertible Bonds
           (Identified Cost $1,889,826)                                1,812,606
                                                                     -----------
           Total Bonds and Notes
           (Identified Cost $27,968,435)............................  27,652,324
                                                                     -----------

 Shares
 ------
Common Stocks - 63.3%
           China - 1.0%
 1,939,000 Bank of China Ltd.(e)....................................     880,081
                                                                     -----------
           Germany - 1.5%
     3,425 Puma AG..................................................   1,329,333
                                                                     -----------
           Greece - 1.8%
    68,481 Piraeus Bank SA..........................................   1,626,435
                                                                     -----------
           Hong Kong - 1.1%
   173,000 China Mobile Hong Kong Ltd...............................     989,328
                                                                     -----------
           Ireland - 1.5%
    86,092 Anglo Irish Bank Corp., Plc..............................   1,341,583
                                                                     -----------
           Japan - 5.5%
    54,000 Komatsu Ltd..............................................   1,074,545
        50 Mitsubishi UFJ Financial Group, Inc......................     700,897
     2,480 Orix Corp.(c)............................................     605,149
    26,000 Sumitomo Realty & Development Co. Ltd.(c)................     641,555
    20,800 Toyota Motor Corp........................................   1,087,097
    32,400 Yamaha Motor Co., Ltd.(c)................................     848,928
                                                                     -----------
                                                                       4,958,171
                                                                     -----------
           Korea - 1.6%
       950 Samsung Electronics Co., Ltd.............................     602,972
    17,180 Shinhan Financial Group Co., Ltd.........................     809,416
                                                                     -----------
                                                                       1,412,388
                                                                     -----------
           Luxembourg - 1.2%
    26,075 Tenaris SA...............................................   1,055,777
                                                                     -----------
           Mexico - 1.9%
 1,025,025 America Movil S.A. de C.V., Series L(c)..................   1,712,706
                                                                     -----------
           Netherlands - 2.5%
    31,175 Heineken NV..............................................   1,320,899
    15,075 Randstad Holding NV......................................     883,297
                                                                     -----------
                                                                       2,204,196
                                                                     -----------
           Switzerland - 5.0%
   129,775 ABB Ltd..................................................   1,682,731
    10,775 Roche Holding AG.........................................   1,778,010
     9,475 UBS AG...................................................   1,037,182
                                                                     -----------
                                                                       4,497,923
                                                                     -----------
           Turkey - 0.4%
    15,380 Finansbank AS(e).........................................     372,760
                                                                     -----------
           United Kingdom - 5.1%
    62,000 BHP Billiton Plc.........................................   1,206,236
   153,925 Capita Group Plc.........................................   1,312,358
    18,650 Man Group Plc............................................     878,744
   107,075 Marks & Spencer Group Plc................................   1,161,248
                                                                     -----------
                                                                       4,558,586
                                                                     -----------
           United States - 33.2%
    18,825 Apple Computer, Inc.(e)..................................   1,075,284
    29,600 Bank of America Corp.....................................   1,423,760
    28,300 BellSouth Corp...........................................   1,024,460
    10,900 Burlington Northern Santa Fe Corp........................     863,825
     8,475 Caterpillar, Inc.........................................     631,218
    35,350 CB Richard Ellis Group, Inc., Class A(e).................     880,215
     2,475 Chicago Mercantile Exchange Holdings, Inc................   1,215,596
    45,000 Cisco Systems, Inc.(e)...................................     878,850
    38,775 Comcast Corp., Class A(e)................................   1,269,493
    22,700 Corning, Inc.(e).........................................     549,113
     8,100 Emerson Electric Co......................................     678,861
    12,925 ExxonMobil Corp..........................................     792,949
     8,675 Genentech, Inc.(e).......................................     709,615
    32,975 General Electric Co......................................   1,086,856
    16,425 Gilead Sciences, Inc.(e).................................     971,703
    10,400 GlobalSantaFe Corp.......................................     600,600
     7,475 Goldman Sachs Group, Inc. (The)..........................   1,124,464
     3,900 Google Inc., Class A(e)..................................   1,635,387
     2,625 Hansen Natural Corp.(c)(e)...............................     499,721
    34,675 Hewlett-Packard Co.......................................   1,098,504
    16,975 Johnson & Johnson........................................   1,017,142
    11,975 Lehman Brothers Holdings, Inc............................     780,171
    20,050 McDonald's Corp..........................................     673,680
    15,825 Monster Worldwide, Inc.(e)...............................     675,095
    63,350 News Corp., Class B(c)...................................   1,278,403
    26,725 Procter & Gamble Co. (The)...............................   1,485,910
    17,525 QUALCOMM, Inc............................................     702,227
     9,850 SanDisk Corp.(e).........................................     502,153
    17,400 Starbucks Corp.(e).......................................     657,024
    11,025 Ultra Petroleum Corp.(e).................................     653,452
    18,775 United Technologies Corp.................................   1,190,711
    23,625 Wal-Mart Stores, Inc.....................................   1,138,016
                                                                     -----------
                                                                      29,764,458
                                                                     -----------
           Total Common Stocks
           (Identified Cost $53,936,017)............................  56,703,725
                                                                     -----------

Investments as of June 30, 2006 (Unaudited)


Principal
 Amount    Description                                                                            Value(+)
---------  ------------------------------------------------------------------------------------ -----------
Short-Term Investments - 16.6%
$5,153,000 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/06 at 3.450% to be repurchased at $5,154,481 on 7/03/06 collateralized by $4,705,000
             U.S. Treasury Bond, 6.250% due 8/15/2023 with a value of $5,261,639(f)............   5,153,000
                                                                                                -----------

 Shares
 ------
 9,738,799 State Street Securities Lending Quality Trust(g)....................................   9,738,799
                                                                                                -----------
           Total Short-Term Investments
           (Identified Cost $14,891,799).......................................................  14,891,799
           Total Investments - 110.8%
           (Identified Cost $96,796,251)(a)....................................................  99,247,848
           Other assets less liabilities -- (10.8)%............................................  (9,668,106)
                                                                                                -----------
           Total Net Assets -- 100.0%.......................................................... $89,579,742
                                                                                                -----------

--------
+ Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the market value that would be realized if the securities were sold. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

   Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of June 30, 2006, approximately 22% of the market value of the investments for the Fund were fair valued pursuant to procedures approved by the Board of Trustees.

   The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities are not included for tax purposes):

   At June 30, 2006, the unrealized appreciation on investments based on cost of $96,842,847 for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost:................................................................................... $ 4,463,251
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value:......................................................................................  (2,058,250)
                                                                                                    -----------
Net unrealized appreciation........................................................................ $ 2,405,001
                                                                                                    ===========

   At September 30, 2005, the Fund had a capital loss carryover of approximately $1,170,685 of which $130,022 expires on September 30, 2010 and $1,040,663 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)Variable rate security. Rate as of June 30, 2006 is disclosed.

(c)All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $9,468,932 and $9,738,799, respectively.

(d)Illiquid security. At June 30, 2006, the value of these securities amounted to $115,486 or 0.13% of net assets.

(e)Non-income producing security.

(f)The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party agreements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)Represents investment of securities lending collateral.

Investments as of June 30, 2006 (Unaudited)

(h)Non-income producing security due to default or bankruptcy filing.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $2,684,659 or 3.00% of total net assets

     Key to Abbreviations:
ARS  Argentine Peso
AUD  Australian Dollar
BRL  Brazilian Real
CAD  Canadian Dollar
COP  Columbian Peso
DKK  Danish Krone
EUR  Euro
GBP  Great British Pound
IDR  Indonesian Rupiah
JPY  Jananese Yen
KRW  South Korean Won
MXN  Mexican Peso
MYR  Malaysian Ringgit
NOK  Norwegian Krone
NZD  New Zealand Dollar
SEK  Swedish Krona
SGD  Singapore Dollar
THB  Thai Baht
ZAR  South African Rand

             LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


 Shares      Description                                            Value (+)
 ------      ----------------------------------------------------  ------------
 Common Stocks - 97.0% of Total Net Assets

             Aerospace & Defense - 4.4%
     115,525 Precision Castparts Corp............................. $  6,903,774
     186,575 United Technologies Corp.............................   11,832,586
                                                                   ------------
                                                                     18,736,360
                                                                   ------------
             Air Freight & Logistics - 0.8%
      64,200 Expeditors International of Washington, Inc..........    3,595,842
                                                                   ------------
             Auto Components - 1.0%
      50,050 Johnson Controls, Inc................................    4,115,111
                                                                   ------------
             Beverages - 4.0%
      25,775 Hansen Natural Corp.(b)(c)...........................    4,906,787
     201,900 PepsiCo, Inc.........................................   12,122,076
                                                                   ------------
                                                                     17,028,863
                                                                   ------------
             Biotechnology - 4.4%
     119,450 Genentech, Inc.(c)...................................    9,771,010
     149,150 Gilead Sciences, Inc.(c).............................    8,823,714
                                                                   ------------
                                                                     18,594,724
                                                                   ------------
             Capital Markets - 7.6%
      39,200 BlackRock, Inc., Class A.............................    5,455,464
      99,100 Goldman Sachs Group, Inc.............................   14,907,613
      88,452 Lehman Brothers Holdings, Inc........................    5,762,648
     102,700 State Street Corp....................................    5,965,843
                                                                   ------------
                                                                     32,091,568
                                                                   ------------
             Commercial Services & Supplies - 1.1%
     113,025 Monster Worldwide, Inc.(c)...........................    4,821,647
                                                                   ------------
             Communications Equipment - 6.1%
     447,875 Cisco Systems, Inc.(c)...............................    8,746,999
     279,150 Corning, Inc.(c).....................................    6,752,638
     206,050 Motorola, Inc........................................    4,151,908
     149,350 QUALCOMM, Inc........................................    5,984,454
                                                                   ------------
                                                                     25,635,999
                                                                   ------------
             Computers & Peripherals - 7.1%
     136,087 Apple Computer, Inc.(c)..............................    7,773,289
     240,300 Hewlett-Packard Co...................................    7,612,704
     251,725 Network Appliance, Inc.(b)(c)........................    8,885,892
     109,975 SanDisk Corp.(c).....................................    5,606,526
                                                                   ------------
                                                                     29,878,411
                                                                   ------------
             Diversified Financial Services - 3.9%
      22,725 Chicago Mercantile Exchange Holdings, Inc.(b)........   11,161,384
     126,400 J.P. Morgan Chase & Co...............................    5,308,800
                                                                   ------------
                                                                     16,470,184
                                                                   ------------
             Electrical Equipment - 2.4%
     123,475 Emerson Electric Co..................................   10,348,440
                                                                   ------------
             Energy Equipment & Services - 4.1%
     143,225 Halliburton Co.......................................   10,628,727
     104,425 National Oilwell Varco, Inc.(c)......................    6,612,191
                                                                   ------------
                                                                     17,240,918
                                                                   ------------
             Food & Staples Retailing - 5.0%
     138,475 CVS Corp.............................................    4,251,182
     175,475 Wal-Mart Stores, Inc.................................    8,452,631
     131,743 Whole Foods Market, Inc..............................    8,515,868
                                                                   ------------
                                                                     21,219,681
                                                                   ------------
             Food Products - 1.5%
     155,125 Archer-Daniels-Midland Co............................    6,403,560
                                                                   ------------
             Healthcare Providers & Services - 5.1%
     125,750 DaVita, Inc.(c)......................................    6,249,775
      61,350 Express Scripts, Inc.(c).............................    4,401,249
      77,025 Quest Diagnostics, Inc...............................    4,615,338
      86,050 WellPoint, Inc.(c)...................................    6,261,858
                                                                   ------------
                                                                     21,528,220
                                                                   ------------
             Hotels, Restaurants & Leisure - 4.7%
     360,950 Starbucks Corp.(b)(c)................................   13,629,472
     105,950 Starwood Hotels & Resorts Worldwide, Inc.............    6,393,023
                                                                   ------------
                                                                     20,022,495
                                                                   ------------
             Household Products - 3.1%
     234,325 Procter & Gamble Co. (The)...........................   13,028,470
                                                                   ------------
             Industrial Conglomerates - 3.0%
     380,750 General Electric Co..................................   12,549,520
                                                                   ------------
             Insurance - 5.3%
     110,425 Chubb Corp. (The)....................................    5,510,208
      78,225 Hartford Financial Services Group, Inc. (The)........    6,617,835
     130,775 Prudential Financial, Inc............................   10,161,217
                                                                   ------------
                                                                     22,289,260
                                                                   ------------
             Internet Software & Services - 4.8%
     119,900 Akamai Technologies, Inc.(b)(c)......................    4,339,181
      37,755 Google Inc.(c).......................................   15,831,804
                                                                   ------------
                                                                     20,170,985
                                                                   ------------
             IT Services - 1.7%
     105,200 Cognizant Technology Solutions Corp.(c)..............    7,087,324
                                                                   ------------
             Machinery - 2.6%
     145,225 Caterpillar, Inc.....................................   10,816,358
                                                                   ------------
             Media - 1.0%
      81,375 McGraw-Hill Cos., Inc. (The)(b)......................    4,087,466
                                                                   ------------
             Metals & Mining - 0.7%
      35,250 Phelps Dodge Corp....................................    2,896,140
                                                                   ------------
             Multiline Retail - 1.5%
     170,575 Nordstrom, Inc.(b)...................................    6,225,988
                                                                   ------------
             Pharmaceuticals - 1.5%
     140,550 Wyeth................................................    6,241,825
                                                                   ------------
             Real Estate - 1.6%
     270,125 CB Richard Ellis Group, Inc., Class A(c).............    6,726,113
                                                                   ------------
             Semiconductors & Semiconductor Equipment - 1.9%
     259,575 Texas Instruments, Inc...............................    7,862,527
                                                                   ------------
             Specialty Retail - 5.1%
     108,250 Best Buy Co., Inc....................................    5,936,430
     120,825 Lowe's Cos., Inc.....................................    7,330,453
     107,375 Office Depot, Inc.(c)................................    4,080,250
     174,375 Staples, Inc.........................................    4,240,800
                                                                   ------------
                                                                     21,587,933
                                                                   ------------
             Total Common Stocks
             (Identified Cost $412,809,589).......................  409,301,932
                                                                   ------------
  Principal
   Amount
  ---------
 Short-Term Investments - 8.2%
 $14,049,000 Tri-Party Repurchase Agreement with Fixed Income
             Clearing Corporation, dated 6/30/06 at 3.450% to be
             repurchased at $14,053,039 on 7/03/06 collateralized
             by $10,510,000 U.S. Treasury Bond, 8.750% due
             8/15/20 with a value of $14,332,750(d)...............   14,049,000
                                                                   ------------

             LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


 Shares                                                             Value (+)
 ------                                                           ------------
 20,623,628 State Street Securities Lending Quality Trust(e)..... $ 20,623,628
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $34,672,628)........................   34,672,628
                                                                  ------------
            Total Investments - 105.2%
            (Identified Cost $447,482,217)(a)....................  443,974,560
            Other assets less liabilities -- (5.2)%..............  (22,121,700)
                                                                  ------------
            Total Net Assets -- 100.0%........................... $421,852,860
                                                                  ============
--------
+ Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

    At June 30, 2006 the unrealized depreciation on investments based on cost of $447,482,217 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax..................................................... $ 11,855,767
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (15,363,425)
                                                               ------------
    Net unrealized depreciation............................... $ (3,507,658)
                                                               ============

    At September 30, 2005, the Loomis Sayles Growth Fund disclosed a total capital loss carryforward amount of $234,883,996. A significant portion of these losses were obtained in mergers and are therefore subject to limitations under Section 382 of the Internal Revenue Code. Of the total amount disclosed, losses of $42,837,275 were acquired in conjunction with the Fund's November 14, 2003 merger with the CDC Nvest Large Cap Fund. These losses are subject to total limitations of $8,361,756. Additionally, losses of $178,831,978 were acquired on December 17, 2004 when the Fund merged with the CDC Star Growth Fund. These losses are subject to an annual limitation of $2,436,721each year for the next seven years. After the application of limitations due to the mergers, the Loomis Sayles Growth Fund has total loss carryforwards of $38,643,546, of which $32,451,232 and $6,192,314 expire in 2010 and 2011 respectively.

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $20,304,613 and $20,623,628, respectively.

(c) Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) Represents investment of securities lending collateral.

          LOOMIS SAYLES HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


   Principal
    Amount+    Description                                           Value (a)
   ---------   ----------------------------------------------------- ----------
 Bonds and Notes -- 91.2% of Total Net Assets

               Airlines -- 2.7%
 $      35,000 AMR Corp., Senior Note, 4.500%, 2/15/2024............ $   46,769
       225,000 AMR Corp., Senior Note, Convertible, 4.250%,
               9/23/2023(e).........................................    360,281
        82,157 Continental Airlines, Inc., Series 1997-4, Class 4B,
               6.900%, 1/02/2017....................................     76,832
       154,100 Continental Airlines, Inc., Series 1998-1, Class 1B,
               6.748%, 3/15/2017....................................    145,624
        45,655 Continental Airlines, Inc., Series 1999-1, Class C,
               6.954%, 8/02/2009....................................     43,640
       148,123 Continental Airlines, Inc., Series 1999-2, Class B,
               7.566%, 3/15/2020....................................    144,183
       210,553 Continental Airlines, Inc., Series 2002-2, Class B,
               8.307%, 4/02/2018....................................    201,911
                                                                     ----------
                                                                      1,019,240
                                                                     ----------
               Automotive -- 9.3%
       420,000 Ford Motor Co., 6.375%, 2/01/2029....................    289,800
       815,000 Ford Motor Co., 6.625%, 10/01/2028...................    562,350
       170,000 Ford Motor Co., 7.450%, 7/16/2031(e).................    122,825
       905,000 Ford Motor Credit Co., 5.700%, 1/15/2010.............    792,723
       705,000 General Motors Acceptance Corp., (MTN), 6.750%,
               12/01/2014(e)........................................    654,818
       180,000 General Motors Acceptance Corp., Series E, (MTN),
               7.500%, 12/01/2006 (NZD).............................    107,505
       405,000 General Motors Acceptance Corp., 8.000%,
               11/01/2031(e)........................................    389,266
       125,000 General Motors Acceptance Corp. of Canada, Ltd.,
               Series E, (MTN), 6.625%, 12/17/2010 (GBP)............    224,794
        10,000 GMAC International Finance BV, 8.000%, 3/14/2007
               (NZD)................................................      6,014
       430,000 Goodyear Tire & Rubber Co. (The), 7.857%,
               8/15/2011(e).........................................    398,825
                                                                     ----------
                                                                      3,548,920
                                                                     ----------
               Banking -- 3.5%
     9,000,000 Barclays Financial LLC, 144A, 4.100%, 3/22/2010 (THB)    220,757
     7,000,000 Barclays Financial LLC, 144A, 4.160%, 2/22/2010 (THB)    172,323
       990,000 Citibank NA, 144A, 15.000%, 7/02/2010 (BRL)..........    469,344
       500,000 HSBC Bank USA, 144A, 3.310%, 8/25/2010...............    492,850
                                                                     ----------
                                                                      1,355,274
                                                                     ----------
               Chemicals -- 3.4%
       450,000 Borden, Inc., 7.875%, 2/15/2023......................    365,625
       550,000 Borden, Inc., 9.200%, 3/15/2021......................    501,875
       380,000 Hercules, Inc., Subordinated Note, 6.500%,
               6/30/2029............................................    300,675
       125,000 LPG International Inc, 7.250%, 12/20/2015............    115,000
                                                                     ----------
                                                                      1,283,175
                                                                     ----------
               Construction Machinery -- 0.3%
       120,000 Great Lakes Dredge & Dock Corp., Senior Subordinated
               Note, 7.750%, 12/15/2013.............................    110,550
                                                                     ----------
               Diversified Financial Services -- 0.2%
 1,436,358,000 JPMorgan Chase & Co., 144A, Zero Coupon Bond,
               3/28/2011 (IDR)......................................     93,662
                                                                     ----------
               Electric -- 0.6%
        40,000 Dynegy Holdings, Inc., 7.125%, 5/15/2018.............     35,000
        90,000 NGC Corp., 7.625%, 10/15/2026........................     78,750
       140,000 NGC Corp. Capital Trust, Series B, 8.316%,
               6/01/2027............................................    119,700
                                                                     ----------
                                                                        233,450
                                                                     ----------
               Financial Services -- 0.7%
       250,000 Astoria Depositor Corp., 144A, 8.144%, 5/01/2021.....    262,070
                                                                     ----------
               Healthcare -- 1.8%
       150,000 Columbia/HCA, Inc., 7.500%, 12/15/2023...............    139,043
       200,000 Columbia/HCA, Inc. (MTN), 7.580%, 9/15/2025..........    186,275
       400,000 HCA, Inc., 7.500%, 11/06/2033........................    365,594
                                                                     ----------
                                                                        690,912
                                                                     ----------
               Home Construction -- 2.6%
       320,000 K Hovnanian Enterprises, Inc., 6.250%, 1/15/2015.....    280,400
       150,000 K Hovnanian Enterprises, Inc., Senior Note, 6.250%,
               1/15/2016............................................    130,125
        30,000 K Hovnanian Enterprises, Inc., Senior Note, 6.500%,
               1/15/2014............................................     27,000
       590,000 KB Home, 7.250%, 6/15/2018...........................    550,369
                                                                     ----------
                                                                        987,894
                                                                     ----------
               Independent Energy -- 1.0%
       200,000 Chesapeake Energy Corp., 6.500%, 8/15/2017...........    182,500
        60,000 NRG Energy, Inc., 7.250%, 2/01/2014..................     58,500

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                              Value (a)
 ---------  -------------------------------------------------------  ----------
            Independent Energy - continued
 $  165,000 NRG Energy, Inc., 7.375%, 2/01/2016..................... $  160,875
                                                                     ----------
                                                                        401,875
                                                                     ----------
            Integrated Energy -- 1.4%
    265,000 Cerro Negro Finance, Ltd., 144A, 7.900%, 12/01/2020.....    237,175
    300,000 Petrozuata Finance, Inc., Series B, 144A, 8.220%,
            4/01/2017...............................................    282,000
                                                                     ----------
                                                                        519,175
                                                                     ----------
            Leisure Time -- 1.0%
    370,000 Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016........    366,398
                                                                     ----------
            Media Cable -- 4.6%
    550,000 CSC Holdings, Inc., Senior Note, 7.625%, 7/15/2018......    544,500
    250,000 NTL Cable PLC, 9.750%, 4/15/2014 (GBP)..................    462,300
    175,000 PanAmSat Corp., 6.875%, 1/15/2028.......................    154,000
    650,000 Rogers Cable, Inc., Senior Note, 5.500%, 3/15/2014......    576,875
                                                                     ----------
                                                                      1,737,675
                                                                     ----------
            Oil Field Services -- 0.3%
    110,000 North American Energy Partners, Inc., Senior Note,
            8.750%, 12/01/2011......................................    105,600
                                                                     ----------
            Packaging -- 1.2%
    350,000 Owens-Illinois, Inc., Senior Note, 7.500%, 5/15/2010....    342,125
    135,000 Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018....    126,900
                                                                     ----------
                                                                        469,025
                                                                     ----------
            Paper -- 6.2%
    215,000 Abitibi-Consolidated, Inc., 7.500%, 4/01/2028...........    169,850
    250,000 Abitibi-Consolidated, Inc., 8.500%, 8/01/2029...........    205,625
    210,000 Advance Agro PCL, 144A, 11.000%, 12/19/2012.............    211,575
    685,000 Bowater, Inc., 6.500%, 6/15/2013(e).....................    595,950
     60,000 Domtar, Inc., 5.375%, 12/01/2013........................     48,600
     75,000 Georgia-Pacific Corp., 7.250%, 6/01/2028................     66,375
    155,000 Georgia-Pacific Corp., 7.375%, 12/01/2025...............    140,275
    370,000 Georgia-Pacific Corp., 7.750%, 11/15/2029...............    338,550
    170,000 Georgia-Pacific Corp., 8.000%, 1/15/2024................    160,650
    430,000 Georgia-Pacific Corp., 8.875%, 5/15/2031................    427,850
                                                                     ----------
                                                                      2,365,300
                                                                     ----------
            Pharmaceuticals -- 10.3%
    185,000 Bristol-Myers Squibb Co., 5.750%, 10/01/2011............    184,507
     85,000 Elan Capital Corp., Ltd., Convertible, 6.500%,
            11/10/2008..............................................    195,394
    440,000 Elan Finance Corp., Senior Note, 7.750%, 11/15/2011.....    420,200
    425,000 Enzon, Inc., 4.500%, 7/01/2008..........................    407,469
    127,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
            3.000%, 6/15/2024.......................................     85,090
     45,000 Human Genome Sciences, Inc., Convertible, 2.250%,
            8/15/2012(e)............................................     39,375
    265,000 Incyte Corp., Convertible, 3.500%, 2/15/2011............    203,056
    360,000 Inhale Therapeutic Systems, Inc., Subordinated Note,
            Convertible, 3.500%, 10/17/2007.........................    351,450
    202,000 IVAX Corp., Senior Subordinated Note, Convertible,
            4.500%, 5/15/2008.......................................    203,010
    210,000 Merck & Co., Inc., 4.750%, 3/01/2015....................    192,288
    345,000 Regeneron Pharmaceuticals, Inc., Subordinated Note,
            Convertible, 5.500%, 10/17/2008.........................    332,062
    190,000 Valeant Pharmaceuticals International, Subordinated
            Note, Convertible, 3.000%, 8/16/2010....................    165,537
    450,000 Valeant Pharmaceuticals International, Subordinated
            Note, 4.000%, 11/15/2013................................    389,250
    310,000 Vertex Pharmaceuticals, Inc., 144A, Convertible,
            5.750%, 2/15/2011.......................................    764,150
                                                                     ----------
                                                                      3,932,838
                                                                     ----------
            Pipelines -- 3.5%
    915,000 El Paso CGP, Co., 144A, 6.950%, 6/01/2028...............    816,637
    125,000 Kinder Morgan Energy Partners, LP, Senior Note, 5.800%,
            3/15/2035(e)............................................    106,669
     65,000 Kinder Morgan Finance Co., ULC, 5.700%, 1/05/2016.......     56,438
    415,000 Kinder Morgan Finance Co., ULC, 6.400%, 1/05/2036.......    339,453
                                                                     ----------
                                                                      1,319,197
                                                                     ----------
            Retailers -- 2.0%
    250,000 Dillard's, Inc., 6.625%, 1/15/2018......................    231,250

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                              Value (a)
 ---------  ------------------------------------------------------- -----------
            Retailers - continued
   $765,000 Toys R US, Inc., 7.375%, 10/15/2018.................... $   542,194
                                                                    -----------
                                                                        773,444
                                                                    -----------
            Sovereigns -- 6.8%
  1,190,000 Republic of Argentina, 2.000%, 9/30/2014 (ARS)(d)......     368,528
    520,000 Republic of Brazil, 8.250%, 1/20/2034..................     546,000
  4,420,000 United Mexican States, 8.000%, 12/07/2023 (MXN)........     341,012
 14,850,000 United Mexican States, 9.000%, 12/20/2012 (MXN)........   1,322,866
                                                                    -----------
                                                                      2,578,406
                                                                    -----------
            Supermarkets -- 2.6%
    720,000 Albertson's, Inc., 7.450%, 8/01/2029...................     618,424
    115,000 Albertson's, Inc., 7.750%, 6/15/2026...................     102,271
    130,000 Albertson's, Inc., 8.000%, 5/01/2031...................     117,166
     25,000 Albertson's, Inc., 8.700%, 5/01/2030...................      23,683
    130,000 Albertson's, Inc., Series C (MTN), 6.625%, 6/01/2028...     103,263
     50,000 American Stores Co., 8.000%, 6/01/2026.................      48,080
                                                                    -----------
                                                                      1,012,887
                                                                    -----------
            Supranational -- 4.8%
  6,000,000 Inter-American Development Bank, Series E, (MTN), Zero
            Coupon Bond, 5/11/2009 (BRL)...........................   1,822,799
                                                                    -----------
            Technology -- 8.9%
    125,000 Amkor Technology, Inc., Senior Note, 7.750%,
            5/15/2013..............................................     113,125
    155,000 Corning, Inc., 6.850%, 3/01/2029(e)....................     157,672
    250,000 JDS Uniphase Corp., Zero Coupon Bond, 11/15/2010.......     227,812
    215,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
            Convertible, 0.500%, 11/30/2008........................     178,987
     25,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
            Convertible, 1.000%, 6/30/2010.........................      21,000
    910,000 Lucent Technologies, Inc., 6.450%, 3/15/2029...........     773,500
    293,000 Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(h)..     269,560
    300,000 Nortel Networks Corp., Guaranteed Senior Note, 4.250%,
            9/01/2008(e)...........................................     282,750
    425,000 Nortel Networks Corp., 6.875%, 9/01/2023...............     340,000
     40,000 Northern Telecom Capital Corp., 7.875%, 6/15/2026......      32,800
            Technology - continued
    210,000 Sanmina-SCI Corp., 8.125%, 3/01/2016...................     204,750
    105,000 Unisys Corp., 6.875%, 3/15/2010(e).....................      98,044
    145,000 Unisys Corp., Senior Note, 8.000%, 10/15/2012(e).......     134,850
    596,000 Xerox Corp., 6.400%, 3/15/2016.........................     562,475
                                                                    -----------
                                                                      3,397,325
                                                                    -----------
            Transportation Services -- 4.2%
    275,000 American President Cos., Ltd., Senior Note, 8.000%,
            1/15/2024(h)...........................................     245,445
    250,000 Bombardier Capital Funding, LP, 6.750%, 5/14/2009 (GBP)     462,300
    300,000 Overseas Shipholding Group, Senior Note,
            7.500%, 2/15/2024......................................     285,750
    295,000 Stena AB, Senior Note, 7.000%, 12/01/2016..............     271,400
    350,000 Stena AB, Senior Note, 7.500%, 11/01/2013..............     339,500
                                                                    -----------
                                                                      1,604,395
                                                                    -----------
            Wireless -- 1.1%
    435,000 Level 3 Communications, Inc., Convertible, 2.875%,
            7/15/2010..............................................     393,675
      5,000 Level 3 Communications, Inc., Convertible, 6.000%,
            3/15/2010..............................................       4,144
     20,000 Level 3 Communications, Inc., 144A, 11.500%,
            3/01/2010..............................................      19,800
                                                                    -----------
                                                                        417,619
                                                                    -----------
            Wirelines -- 6.2%
     65,000 Cincinnati Bell Telephone Co., 6.300%, 12/01/2028......      56,225
     50,000 Cincinnati Bell, Inc., 8.375%, 1/15/2014(e)............      49,250
     95,000 Citizens Communications Co., 7.000%, 11/01/2025........      78,612
    375,000 Qwest Capital Funding, Inc., 6.875%, 7/15/2028.........     323,437
     75,000 Qwest Capital Funding, Inc., Guaranteed Note, 7.000%,
            8/03/2009(e)...........................................      73,688
  1,890,000 Qwest Capital Funding, Inc., 7.750%, 2/15/2031.........   1,767,150
                                                                    -----------
                                                                      2,348,362
                                                                    -----------
            Total Bonds and Notes
            (Identified Cost $33,088,811)..........................  34,757,467
                                                                    -----------

Investments as of June 30, 2006 (Unaudited)


  Shares   Description                                              Value (a)
  ------   ------------------------------------------------------  -----------
 Common Stocks -- 2.0%
           Healthcare -- 0.2%
     1,475 HCA, Inc............................................... $    63,646
                                                                   -----------
           Home Construction -- 0.2%
     1,775 KB Home................................................      81,384
                                                                   -----------
           Investment Companies -- 0.1%
     2,175 High Income Opportunity Fund, Inc......................      13,202
     3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.(e).....      35,014
                                                                   -----------
                                                                        48,216
                                                                   -----------
           Metals & Mining -- 0.1%
     1,800 Companhia Vale do Rio Doce, ADR........................      43,272
                                                                   -----------
           Pharmaceuticals -- 1.4%
     8,800 Bristol-Myers Squibb Co................................     227,568
     6,875 Merck & Co., Inc.......................................     250,456
     1,717 Teva Pharmaceutical Industries, Ltd., Sponsored ADR....      54,240
                                                                   -----------
                                                                       532,264
                                                                   -----------
           Total Common Stocks
           (Identified Cost $633,595).............................     768,782
                                                                   -----------
 Preferred Stocks -- 5.5%
           Automotive -- 0.1%
     1,675 Ford Motor Co. Capital Trust II, Convertible, 6.500%,
           1/15/2032..............................................      46,565
                                                                   -----------
           Electric -- 1.8%
     6,475 AES Trust III, Convertible, 6.750%, 10/15/2029.........     306,009
     8,000 CMS Energy Trust I, Convertible, 7.750%, 7/15/2027.....     396,000
                                                                   -----------
                                                                       702,009
                                                                   -----------
           Packaging -- 0.6%
     6,500 Owens-Illinois, Inc., Convertible, 4.750%..............     227,500
                                                                   -----------
           Pipelines -- 2.1%
     9,500 El Paso Energy Capital Trust I, Convertible, 4.750%,
           3/31/2028..............................................     344,185
     4,000 Williams Holdings of Delaware, Convertible, 5.500%,
           6/01/2033(c)...........................................     441,000
                                                                   -----------
                                                                       785,185
                                                                   -----------
           Technology -- 0.6%
       225 Lucent Technologies Capital Trust I, Convertible,
           7.750%, 3/15/2017......................................     227,306
                                                                   -----------
           Wirelines -- 0.3%
     3,425 Philippine Long Distance Telephone Co., Sponsored GDR,
           Convertible(e).........................................     118,231
                                                                   -----------
           Total Preferred Stocks
           (Identified Cost $1,783,149)...........................   2,106,796
                                                                   -----------

  Shares/
 Principal
  Amount+  Description                                              Value (a)
 --------- ------------------------------------------------------  -----------
 Short-Term Investments -- 7.7%
 2,850,330 State Street Securities Lending Quality Trust(g)        $ 2,850,330
   $81,829 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 6/30/2006 at 3.450% to be
           repurchased at $81,852 on 07/03/2006, collateralized
           by $75,000 U.S. Treasury Bond, 6.250% due 08/15/2023
           valued at $83,873(f)                                         81,829
                                                                   -----------
           Total Short-Term Investments
           (Identified Cost $2,932,159)...........................   2,932,159
                                                                   -----------
           Total Investments -- 106.4%
           (Identified Cost $38,437,714)(b).......................  40,565,204
           Other assets less liabilities--(6.4)%..................  (2,453,907)
                                                                   -----------
           Net Assets -- 100%..................................... $38,111,297
                                                                   ===========

Investments as of June 30, 2006 (Unaudited)

--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the market value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REITs and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes):

    At June 30, 2006, the net unrealized appreciation on investments based on cost of $38,443,224 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $ 3,229,116
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (1,107,136)
                                                               -----------
    Net unrealized appreciation............................... $ 2,121,980
                                                               ===========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $83,491,091 of which $13,289,736 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on
    September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) Non-Income producing security.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $2,832,763 and $2,850,330, respectively.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g) Represents investment of securities lending collateral.

(h) Illiquid security. At June 30, 2006, the value of these securities amounted to $515,005 or 1.4% of net assets.

+   Principal amount is in U.S. dollars unless otherwise noted.

MTN Medium Term Note

Investments as of June 30, 2006 (Unaudited)


   +   Principal amount is in U.S. dollars unless otherwise noted.

 MTN   Medium Term Note

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,042,343 or 10.6% of net assets.

GDR/   An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR)
 ADR is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States

 ARS   Argentine Peso

 BRL   Brazilian Real

 GBP   British Pound

 IDR   Indonesian Rupiah

 MXN   Mexican Peso

 NZD   New Zealand Dollar

 THB   Thailand Baht

      LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


Principal
Amount          Description                                           Value(+)
---------       ---------------------------------------------------  -----------
Bonds and Notes - 92.6% of Total Net Assets
Non-Convertible Bonds - 89.0%
                Agencies - 0.9%
     $3,670,000 Pemex Project Funding Master Trust, 8.625%,
                12/01/2023(b)....................................... $ 4,014,980
                                                                     -----------
                Airlines - 1.8%
      8,115,000 Qantas Airways Ltd., 6.050%, 4/15/2016, 144A(b).....   7,858,542
                                                                     -----------
                Asset-Backed Securities - 0.5%
        782,556 Community Program Loan Trust, Series 1987-A, Class
                A4, 4.500%, 10/01/2018..............................     763,782
      1,700,000 Community Program Loan Trust, Series 1987-A, Class
                A5, 4.500%, 4/01/2029...............................   1,525,078
                                                                     -----------
                                                                       2,288,860
                                                                     -----------
                Automotive - 1.6%
        375,000 Cummins Engine Co., Inc., 7.125%, 3/01/2028.........     369,867
      1,990,000 Ford Motor Co., 6.375%, 2/01/2029...................   1,373,100
        700,000 Ford Motor Credit Co., 7.375%, 10/28/2009...........     647,176
      1,500,000 General Motors Acceptance Corp., 6.875%, 9/15/2011..   1,431,240
      3,050,000 General Motors Acceptance Corp., 7.500%,
                12/01/2006, (NZD)...................................   1,821,619
      1,000,000 GMAC Australia, 6.500%, 8/10/2007, (AUD)............     713,221
        950,000 GMAC International Finance BV, 8.000%, 3/14/2007,
                (NZD)...............................................     571,310
                                                                     -----------
                                                                       6,927,533
                                                                     -----------
                Banking - 8.3%
      2,595,000 BAC Capital Trust VI, 5.625%, 3/08/2035.............   2,223,790
  2,120,000,000 Barclays Financial LLC, 4.060%, 9/16/2010, (KRW),
                144A................................................   2,183,773
    144,000,000 Barclays Financial LLC, 4.100%, 3/22/2010, (THB),
                144A................................................   3,532,118
    140,000,000 Barclays Financial LLC, 4.160%, 2/22/2010, (THB),
                144A................................................   3,446,453
  3,000,000,000 Barclays Financial LLC, 4.460%, 9/23/2010, (KRW),
                144A................................................   3,137,138
 16,371,250,000 BNP Paribas SA, Zero Coupon Bond, 6/13/2011, (IDR),
                144A................................................   1,039,835
      1,500,000 CIT Group, Inc., 5.500%, 12/01/2014, (GBP)..........   2,735,479
      9,860,000 Citibank NA, 15.000%, 7/02/2010, (BRL), 144A........   4,674,475
      4,500,000 HSBC Bank USA, 3.310%, 8/25/2010, 144A..............   4,435,650
 22,683,264,000 J.P. Morgan Chase & Co., Zero Coupon Bond,
                3/28/2011, (IDR), 144A..............................   1,479,134
$17,920,000,000 J.P. Morgan Chase & Co., Zero Coupon Bond,
                3/28/2011, (IDR), 144A.............................. $ 1,168,530
     18,000,000 J.P. Morgan Chase & Co., Zero Coupon Bond,
                1/01/2025, (BRL), 144A(b)...........................   4,785,753
        250,000 J.P. Morgan Chase & Co., 4.000%, 2/01/2008..........     243,819
 24,124,936,500 J.P. Morgan Chase London, Zero Coupon Bond,
                10/21/2010, (IDR), 144A.............................   1,650,098
        100,000 Key Bank NA, 6.950%, 2/01/2028......................     105,512
                                                                     -----------
                                                                      36,841,557
                                                                     -----------
                Beverages - 0.4%
      1,525,000 Cia Brasileira de Bebidas, 8.750%, 9/15/2013........   1,679,406
                                                                     -----------
                Brokerage - 0.2%
      1,000,000 Morgan Stanley, 3.625%, 4/01/2008...................     967,776
                                                                     -----------
                Chemicals - 0.0%
        210,000 Methanex Corp., 6.000%, 8/15/2015...................     195,491
                                                                     -----------
                Electric - 3.3%
        895,000 Commonwealth Edison Co., 4.700%, 4/15/2015..........     814,213
      1,700,000 Commonwealth Edison Co., 5.875%, 2/01/2033..........   1,566,519
      2,750,000 Constellation Energy Group, Inc., 4.550%, 6/15/2015.   2,435,235
        960,000 Dominion Resources, Inc., 5.950%, 6/15/2035.........     860,714
      5,500,000 Empresa Nacional de Electricidad SA (Endesa-Chile),
                7.875%, 2/01/2027...................................   5,708,747
      1,000,000 Empresa Nacional de Electricidad SA (Endesa-Chile),
                8.350%, 8/01/2013...................................   1,076,558
      1,500,000 MidAmerican Energy Holdings Co., 5.875%, 10/01/2012.   1,487,976
      1,000,000 MidAmerican Energy Holdings Co., 6.125%, 4/01/2036,
                144A................................................     934,780
         43,500 Quezon Power Philippines Co., 8.860%, 6/15/2017.....      43,065
                                                                     -----------
                                                                      14,927,807
                                                                     -----------
                Entertainment - 2.1%
      1,805,000 Time Warner, Inc., 6.625%, 5/15/2029................   1,734,309
        755,000 Time Warner, Inc., 6.950%, 1/15/2028................     752,558
        505,000 Time Warner, Inc., 7.625%, 4/15/2031................     543,746
        330,000 Time Warner, Inc., 7.700%, 5/01/2032................     358,661

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount    Description                                              Value(+)
 ---------  ------------------------------------------------------- -----------
 Entertainment - continued
 $6,185,000 Viacom, Inc., Class B, 6.875%, 4/30/2036, 144A......... $ 5,968,902
                                                                    -----------
                                                                      9,358,176
                                                                    -----------
            Foreign Agency - 0.0%
    220,000 Alberta Municipal Funding Corp., 5.700%, 9/01/2011,
            (CAD)..................................................     205,550
                                                                    -----------
            Foreign Local Governments - 8.2%
     33,694 Province of Alberta, 5.930%, 9/16/2016, (CAD)..........      31,956
  4,525,000 Province of British Columbia, 5.250%, 12/01/2006, (CAD)   4,065,285
  5,175,000 Province of British Columbia, 6.000%, 6/09/2008, (CAD).   4,759,628
  3,275,000 Province of British Columbia, 6.250%, 12/01/2009, (CAD)   3,083,951
  3,285,000 Province of Manitoba, 4.450%, 12/01/2008, (CAD)........   2,934,900
  6,510,000 Province of Manitoba, 5.750%, 6/02/2008, (CAD).........   5,959,248
    500,000 Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)......     532,299
    700,000 Province of Ontario, 3.500%, 9/08/2006, (CAD)..........     626,043
  4,110,000 Province of Ontario, 3.875%, 3/08/2008, (CAD)..........   3,637,919
  4,320,000 Province of Ontario, 5.700%, 12/01/2008, (CAD).........   3,967,333
  7,500,000 Province of Saskatchewan, 4.750%, 12/01/2006, (CAD)....   6,724,805
    550,000 Province of Saskatchewan, 5.500%, 6/02/2008, (CAD).....     501,237
                                                                    -----------
                                                                     36,824,604
                                                                    -----------
            Government Agencies - 7.4%
  1,250,000 Federal Home Loan Mortgage Corp., 3.220%, 6/20/2007,
            (SGD)..................................................     785,385
    204,761 Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031...     191,664
  3,000,000 Federal Home Loan Mortgage Corp., 5.750%, 1/15/2012(b).   3,035,292
 16,000,000 Federal National Mortgage Association, 2.290%,
            2/19/2009, (SGD).......................................   9,727,385
  1,850,000 Federal National Mortgage Association, 5.375%,
            11/15/2011(b)..........................................   1,841,470
 17,450,000 Federal National Mortgage Association, 5.500%,
            3/15/2011(b)...........................................  17,459,789
     49,369 Federal National Mortgage Association, 6.000%,
            7/01/2029..............................................      48,832
                                                                    -----------
                                                                     33,089,817
                                                                    -----------
            Government Owned - No Guarantee - 0.7%
  5,150,000 SLM Corp., 6.500%, 6/15/2010, (NZD)....................   3,094,664
            Healthcare - 2.8%
    250,000 Columbia/HCA Healthcare Corp., 7.500%, 12/15/2023......     231,739
    620,000 Columbia/HCA Healthcare Corp., 7.580%, 9/15/2025.......     577,453
  1,000,000 Columbia/HCA Healthcare Corp., 7.750%, 7/15/2036.......     929,225
  5,000,000 HCA, Inc., 5.750%, 3/15/2014...........................   4,470,950
    800,000 HCA, Inc., 6.250%, 2/15/2013...........................     747,016
  3,250,000 HCA, Inc., 6.300%, 10/01/2012..........................   3,056,693
  2,625,000 HCA, Inc., 7.050%, 12/01/2027..........................   2,298,962
                                                                    -----------
                                                                     12,312,038
                                                                    -----------
            Home Construction - 4.3%
    850,000 Centex Corp., 5.250%, 6/15/2015(b).....................     763,292
  2,605,000 Lennar Corp., 5.600%, 5/31/2015........................   2,366,382
  1,870,000 Lennar Corp., 6.500%, 4/15/2016, 144A..................   1,812,170
  2,630,000 Pulte Homes, Inc., 5.200%, 2/15/2015...................   2,345,350
    250,000 Pulte Homes, Inc., 5.250%, 1/15/2014...................     225,501
  6,905,000 Pulte Homes, Inc., 6.000%, 2/15/2035(b)................   5,764,812
  2,980,000 Pulte Homes, Inc., 6.375%, 5/15/2033...................   2,574,681
  3,605,000 Toll Brothers Finance Corp., 5.150%, 5/15/2015.........   3,146,083
                                                                    -----------
                                                                     18,998,271
                                                                    -----------
            Independent/Energy - 0.1%
    500,000 Devon Financing Corp. LLC, 7.875%, 9/30/2031...........     570,982
                                                                    -----------
            Integrated/Energy - 0.1%
    150,000 Cerro Negro Finance Ltd., 7.900%, 12/01/2020, 144A.....     134,250
    200,000 Petrozuata Finance, Inc., 8.220%, 4/01/2017, 144A......     188,000
    160,000 XTO Energy, Inc., 6.100%, 4/01/2036....................     144,825
                                                                    -----------
                                                                        467,075
                                                                    -----------
            Life Insurance - 2.5%
 11,700,000 ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD),
            144A...................................................   7,106,668
  4,260,000 Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A.   4,153,543
                                                                    -----------
                                                                     11,260,211
                                                                    -----------

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount    Description                                              Value(+)
 ---------  ------------------------------------------------------  -----------
            Media Cable - 3.2%
 $5,985,000 Comcast Corp., 5.650%, 6/15/2035....................... $ 5,079,577
  2,255,000 Comcast Corp., 6.450%, 3/15/2037.......................   2,118,088
  2,825,000 Comcast Corp., 6.500%, 11/15/2035......................   2,666,718
  3,750,000 Cox Communications, Inc.,..............................
            Class A, 6.750%, 3/15/2011.............................   3,818,689
    350,000 NTL Cable Plc, 9.750%, 4/15/2014, (GBP)................     647,220
                                                                    -----------
                                                                     14,330,292
                                                                    -----------
            Media Non-Cable - 2.2%
  2,500,000 Clear Channel Communications, Inc., 4.250%, 5/15/2009..   2,370,725
  1,000,000 Clear Channel Communications, Inc., 5.750%, 1/15/2013..     938,422
  2,370,000 News America, Inc., 6.200%, 12/15/2034.................   2,150,754
  4,930,000 News America, Inc., 6.400%, 12/15/2035.................   4,559,781
                                                                    -----------
                                                                     10,019,682
                                                                    -----------
            Metals & Mining - 0.4%
    200,000 Alcan, Inc., 5.750%, 6/01/2035.........................     179,350
  1,500,000 Teck Cominco Ltd., 7.000%, 9/15/2012...................   1,560,038
                                                                    -----------
                                                                      1,739,388
                                                                    -----------
            Mortgage Related - 0.7%
  3,000,000 Bank of America Commercial Mortgage, Inc., 5.464%,
            4/11/2037..............................................   2,957,182
                                                                    -----------
            Non-Captive Consumer - 0.2%
  1,000,000 Capital One Bank, 6.700%, 5/15/2008....................   1,017,082
                                                                    -----------
            Non-Captive Diversified - 1.4%
  2,370,000 CIT Group, Inc., 6.000%, 4/01/2036.....................   2,171,844
    500,000 General Electric Capital Corp., Series EMTN, 1.725%,
            6/27/2008, (SGD).......................................     302,946
  1,940,000 General Electric Capital Corp., 6.500%, 9/28/2015,
            (NZD)..................................................   1,171,402
  4,200,000 General Electric Capital Corp., 6.625%, 2/04/2010,
            (NZD)..................................................   2,534,308
                                                                    -----------
                                                                      6,180,500
                                                                    -----------
            Oil Field Services - 0.3%
    665,000 Pecom Energia SA, 8.125%, 7/15/2010, 144A..............     671,650
    600,000 Transocean Sedco Forex, Inc., 7.375%, 4/15/2018........     655,919
                                                                    -----------
                                                                      1,327,569
                                                                    -----------
            Paper - 0.9%
  2,225,000 Georgia-Pacific Corp., 7.375%, 12/01/2025..............   2,013,625
    750,000 International Paper Co., 4.000%, 4/01/2010.............     701,712
    300,000 International Paper Co., 5.250%, 4/01/2016.............     272,418
    145,000 Weyerhaeuser Co., 6.750%, 3/15/2012....................     148,141
  1,000,000 Weyerhaeuser Co., 7.125%, 7/15/2023....................     983,070
                                                                    -----------
                                                                      4,118,966
                                                                    -----------
            Pharmaceuticals - 0.1%
    500,000 Schering-Plough Corp., 5.550%, 12/01/2013..............     484,676
                                                                    -----------
            Pipelines - 0.8%
     70,000 El Paso Corp., 6.375%, 2/01/2009, 144A.................      68,775
  2,425,000 El Paso Corp., 6.950%, 6/01/2028, 144A.................   2,164,312
    935,000 El Paso Corp., 7.000%, 5/15/2011.......................     922,144
    250,000 El Paso Corp., 7.750%, 6/15/2010, 144A.................     253,750
                                                                    -----------
                                                                      3,408,981
                                                                    -----------
            Property & Casualty Insurance - 0.5%
  2,330,000 Marsh & McLennan Cos, Inc., 5.875%, 8/01/2033..........   2,023,633
                                                                    -----------
            Railroads - 1.1%
  5,000,000 Canadian Pacific Railway Ltd., 4.900%, 6/15/2010,
            (CAD), 144A............................................   4,465,600
    195,000 Missouri Pacific Railroad Co., 4.750%, 1/01/2020.......     162,760
    243,000 Missouri Pacific Railroad Co., 4.750%, 1/01/2030.......     181,655
    351,000 Missouri Pacific Railroad Co., 5.000%, 1/01/2045.......     262,757
                                                                    -----------
                                                                      5,072,772
                                                                    -----------
            Real Estate Investment Trusts - 2.0%
  4,000,000 Colonial Reality LP, 4.800%, 4/01/2011.................   3,753,260
    625,000 Colonial Reality LP, 5.500%, 10/01/2015................     584,180
  1,000,000 EOP Operating LP, 6.750%, 2/15/2012....................   1,031,833
  2,195,000 Highwoods Realty LP, 7.500%, 4/15/2018.................   2,311,653
    234,000 iStar Financial, Inc., Series REGS, 5.700%, 3/01/2014..     225,600
  1,000,000 Spieker Properties, Inc., 7.350%, 12/01/2017...........   1,065,516
                                                                    -----------
                                                                      8,972,042
                                                                    -----------
            Restaurants - 0.1%
  1,000,000 McDonald's Corp., 3.628%, 10/10/2010, (SGD)............     620,426
                                                                    -----------

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount    Description                                              Value(+)
 ---------  ------------------------------------------------------  -----------
            Retailers - 0.0%
    $22,000 J.C. Penney Co., Inc., 7.125%, 11/15/2023.............. $    23,463
                                                                    -----------
            Sovereigns - 13.5%
 13,725,000 Canadian Government, 4.250%, 9/01/2008, (CAD)..........  12,245,902
 16,265,000 Canadian Government, 4.500%, 9/01/2007, (CAD)..........  14,573,807
  9,600,000 Canadian Government, 5.500%, 6/01/2010, (CAD)..........   8,912,013
  5,000,000 Canadian Government, Series WH31, 6.000%, 6/01/2008,
            (CAD)..................................................   4,608,976
 42,500,000 Mexican Fixed Rate Bonds, 8.000%, 12/07/2023, (MXN)....   3,278,960
 77,000,000 Mexican Fixed Rate Bonds, 9.000%, 12/20/2012, (MXN)....   6,859,306
  2,033,462 PF Export Receivables Master Trust, 6.436%, 6/01/2015,
            144A...................................................   2,033,116
  1,515,000 Republic of Brazil, 8.250%, 1/20/2034..................   1,590,750
    325,000 Republic of Brazil, 8.875%, 4/15/2024..................     360,750
    250,000 Republic of Brazil, 11.000%, 8/17/2040.................     310,000
    242,500 Republic of Peru, 5.000%, 3/07/2017 (e)................     230,981
    500,000 Republic of South Africa, 5.250%, 5/16/2013, (EUR).....     647,199
    150,000 Republic of South Africa, 12.500%, 12/21/2006, (ZAR)...      21,308
 26,245,000 Republic of South Africa, 13.000%, 8/31/2010, (ZAR)....   4,216,331
    500,000 SP Powerassets Ltd., 3.730%, 10/22/2010, (SGD).........     312,950
                                                                    -----------
                                                                     60,202,349
                                                                    -----------
            Supranational - 3.2%
 22,000,000 Inter-American Development Bank, Zero Coupon Bond,
            5/11/2009, (BRL).......................................   6,683,596
 13,265,000 Inter-American Development Bank, Series EMTN, 6.000%,
            12/15/2017, (NZD)......................................   7,803,440
                                                                    -----------
                                                                     14,487,036
                                                                    -----------
            Technology - 2.3%
  2,500,000 Arrow Electronics, Inc., 6.875%, 7/01/2013.............   2,556,145
  2,815,000 Avnet, Inc., 6.000%, 9/01/2015.........................   2,664,932
     99,000 Motorola, Inc., 7.625%, 11/15/2010.....................     106,017
  1,625,000 Motorola, Inc., 8.000%, 11/01/2011.....................   1,781,762
  3,115,000 Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A.   3,190,492
                                                                    -----------
                                                                     10,299,348
                                                                    -----------
            Textile - 0.0%
     25,000 Kellwood Co., 7.625%, 10/15/2017.......................      22,527
                                                                    -----------
            Tobacco - 0.5%
  2,000,000 Altria Group, Inc., 7.000%, 11/04/2013.................   2,110,000
                                                                    -----------
            Tobacco Settlement Revenue - 0.6%
  2,730,000 Michigan Tobacco Settlement Finance Authority, 7.309%,
            6/01/2034..............................................   2,727,407
                                                                    -----------
            Transportation Services - 0.3%
    135,416 Atlas Air, Inc., 7.200%, 1/02/2019.....................     134,062
  1,000,000 ERAC USA Finance Co., 6.800%, 2/15/2008, 144A..........   1,012,884
                                                                    -----------
                                                                      1,146,946
                                                                    -----------
            Treasuries - 2.2%
  9,615,000 U.S. Treasury Bonds, 5.375%, 2/15/2031(b)..............   9,781,013
                                                                    -----------
            Wireless - 2.6%
  1,000,000 America Movil SA de CV, 4.125%, 3/01/2009..............     948,415
 10,520,000 Telefonica Emisiones SAU, 7.045%, 6/20/2036............  10,514,267
                                                                    -----------
                                                                     11,462,682
                                                                    -----------
            Wirelines - 4.7%
  1,205,000 AT&T Corp., 6.150%, 9/15/2034..........................   1,105,890
  3,155,000 AT&T Corp., 6.500%, 3/15/2029..........................   2,976,862
  4,685,000 BellSouth Corp., 6.000%, 11/15/2034....................   4,163,213
    350,000 GTE Corp., 6.940%, 4/15/2028...........................     341,932
    620,000 New England Telephone & Telegraph, 7.875%, 11/15/2029..     641,940
  1,400,000 Philippine Long Distance Telephone Co., 8.350%,
            3/06/2017..............................................   1,463,000
    250,000 Qwest Capital Funding, Inc., 6.500%, 11/15/2018........     220,000
  1,650,000 Qwest Capital Funding, Inc., 6.875%, 7/15/2028.........   1,423,125
  1,000,000 Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A.......   1,143,148
  7,175,000 Verizon Communications, 5.850%, 9/15/2035..............   6,241,863
     30,000 Verizon Maryland, Inc., 5.125%, 6/15/2033..............      22,930

Investments as of June 30, 2006 (Unaudited)


Principal
 Amount    Description                                              Value(+)
---------  -----------------------------------------------------  ------------
           Wirelines - continued
$1,330,000 Verizon New York, Inc., 7.375%, 4/01/2032 (b)......... $  1,311,090
                                                                  ------------
                                                                    21,054,993
                                                                  ------------
           Total Non-Convertible Bonds
           (Identified Cost $386,377,031)........................  397,474,295
                                                                  ------------
Convertible Bonds - 3.6%
           Banking - 1.6%
 7,185,000 Wells Fargo & Co., 4.899%, 5/01/2033(e)...............    7,176,019
                                                                  ------------
           Independent/Energy - 0.6%
   500,000 Devon Energy Corp., 4.900%, 8/15/2008.................      606,875
 1,750,000 Devon Energy Corp., 4.950%, 8/15/2008.................    2,124,062
                                                                  ------------
                                                                     2,730,937
                                                                  ------------
           Pharmaceuticals - 1.4%
 5,920,000 Bristol-Myers Squibb Co., 4.829%, 9/15/2023(e)........    5,908,930
   360,000 Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023.......      315,900
                                                                  ------------
                                                                     6,224,830
                                                                  ------------
           Total Convertible Bonds (Identified Cost $15,563,576).   16,131,786
                                                                  ------------
           Total Bonds and Notes (Identified Cost $401,940,607)..  413,606,081
                                                                  ------------
Short-Term Investments - 14.3%
20,695,000 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 6/30/06 at 3.450% to be
           repurchased at $20,700,950 on 7/03/06 collateralized
           by $16,540,000 U.S. Treasury Bond, 7.875% due
           2/15/2021 with value of $21,109,175(c)................   20,695,000
                                                                  ------------
43,452,639 State Street Securities Lending Quality Trust(d)......   43,452,639
                                                                  ------------
           Total Short-Term Investments
           (Identified Cost $64,147,639).........................   64,147,639
                                                                  ------------
           Total Investments - 106.9% (Identified Cost
           $466,088,246)(a)......................................  477,753,720
           Other assets less liabilities -- (6.9)%...............  (31,028,562)
                                                                  ------------
           Total Net Assets -- 100.0%............................ $446,725,158
                                                                  ============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities for which market quotations are readily available are valued at market value, as reported by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), of if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities; such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

    At June 30, 2006, the unrealized appreciation on investments based on cost of $468,701,845 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $ 21,276,289
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (12,224,414)
                                                               ------------
    Net unrealized appreciation............................... $  9,051,875
                                                               ============

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the

Investments as of June 30, 2006 (Unaudited)


    remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $42,808,954 and $43,452,639, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d) Represents investment in securities lending collateral.

(e) Variable rate. Rate disclosed is rate at June 30, 2006

144A Securities exempt from registration under Rule of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $74,693,539 or 16.72% of net assets.

     Key to Abbreviations:

AUD  Australian Dollar
BRL  Brazilian Real
CAD  Canadian Dollar
EUR  Euro
GBP  Great British Pound
IDR  Indonesian Rupiah
KRW  South Korean Won
MXN  Mexican Peso
NZD  New Zealand Dollar
SGD  Singapore Dollar
THB  Thailand Baht
ZAR  South African Rand

     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2006


Principal
 Amount    Description                                                                                     Value (a)
---------  ---------------------------------------------------------------------------------------------- -----------
Bonds and Notes -- 99.0% of Total Net Assets

           Asset-Backed Securities -- 5.3%
$1,035,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035             $   990,154
 2,200,000 Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021               2,182,189
   411,981 Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A3, 3.800%, 7/25/2030            410,214
   798,380 Residential Funding Mortgage Securities II, Series 2004-HI3, Class A3, 3.810%, 8/25/2017           791,477
   571,026 Residential Funding Mortgage Securities II, Series 2003-HI4, Class A14, 4.590%, 4/25/2018          568,820
   670,000 Residential Funding Mortgage Securities II, Series 2004-HI3, Class A4, 4.630%, 1/25/2020           658,473
   660,000 Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035           637,337
   853,476 Residential Funding Mortgage Securities II, Inc., Series 2002-HI5, Class A7, 5.700%, 1/25/2028     851,870
                                                                                                          -----------
                                                                                                            7,090,534
                                                                                                          -----------
           Commercial Mortgage-Backed Securities -- 1.0%
 1,400,000 Commercial Mortgage Pass Through Certificates, 5.769%, 6/10/2046                                 1,393,337
                                                                                                          -----------
           Government Agencies -- 5.6%
 2,935,000 Federal Farm Credit Bank, 2.375%, 10/02/2006                                                     2,912,894
 4,200,000 Federal Home Loan Bank, 3.625%, 11/14/2008                                                       4,032,155
   600,000 FNMA, 6.625%, 9/15/2009(d)                                                                         620,309
                                                                                                          -----------
                                                                                                            7,565,358
                                                                                                          -----------
           Mortgage Related -- 58.7%
   918,287 FHLMC, 4.500%, 5/01/2034                                                                           835,169
12,908,446 FHLMC, 5.000%, with various maturities to 2035(c)                                               12,340,161
 2,944,440 FHLMC, 5.500%, 12/01/2034                                                                        2,835,573
   260,503 FHLMC, 6.000%, 11/01/2019                                                                          261,076
14,473,423 FHLMC, 6.500%, with various maturities to 2034(c)                                               14,604,530
   356,046 FHLMC, 7.000%, 2/01/2016                                                                           365,077
    62,538 FHLMC, 7.500%, with various maturities to 2026(c)                                                   64,777
    45,278 FHLMC, 8.000%, with various maturities to 2015(c)                                                   47,090
     6,904 FHLMC, 10.000%, 7/01/2019                                                                            7,500
   364,832 FHLMC, 11.500%, with various maturities to 2020(c)                                                 392,655
16,176,246 FNMA, 4.000%, with various maturities to 2019(c)(h)                                             14,948,746
 3,117,760 FNMA, 4.500%, with various maturities to 2035(c)                                                 2,879,775
 8,301,570 FNMA, 5.000%, with various maturities to 2035(c)                                                 7,765,080
 4,687,251 FNMA, 5.500%, with various maturities to 2034(c)                                                 4,537,584
 4,544,304 FNMA, 6.000%, with various maturities to 2034(c)                                                 4,535,015
 1,005,439 FNMA (TBA), 6.000%, 7/01/2021                                                                    1,007,953
 8,712,662 FNMA, 6.500%, with various maturities to 2036(c)                                                 8,768,968
   310,946 FNMA, 7.000%, 12/01/2022                                                                           321,526
   908,243 FNMA, 7.500%, with various maturities to 2032(c)                                                   941,000
   145,593 FNMA, 8.000%, with various maturities to 2016(c)                                                   153,131
   168,653 GNMA, 6.000%, 12/15/2031                                                                           167,559
   676,142 GNMA, 6.500%, 5/15/2031                                                                            685,702
   648,398 GNMA, 7.000%, with various maturities to 2029(c)                                                   669,007
    36,072 GNMA, 9.000%, with various maturities to 2009(c)                                                    36,980
    12,644 GNMA, 9.500%, 8/15/2009                                                                             13,147
       308 GNMA, 10.000%, 9/15/2016                                                                               336
    11,226 GNMA, 12.500%, with various maturities to 2015(c)                                                   12,334
   150,719 GNMA, 16.000%, with various maturities to 2012(c)                                                  171,482

     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2006


Principal
 Amount    Description                                              Value (a)
---------  -----------------------------------------------------  ------------
           Mortgage Related - continued
   $76,131 GNMA, 17.000%, with various maturities to 2011(c)..... $     87,973
                                                                  ------------
                                                                    79,456,906
                                                                  ------------
           Treasuries -- 28.4%
 5,155,000 U.S. Treasury Bond, 7.250%, 5/15/2016(d)..............    5,968,928
 3,330,000 U.S. Treasury Note, 2.375%, 8/15/2006(d)..............    3,319,854
 1,290,000 U.S. Treasury Note, 2.500%, 10/31/2006(d).............    1,278,863
 3,200,000 U.S. Treasury Note, 2.750%, 7/31/2006(d)..............    3,194,874
 8,095,000 U.S. Treasury Note, 3.000%, 12/31/2006(d).............    8,004,247
 1,000,000 U.S. Treasury Note, 3.125%, 10/15/2008(d).............      956,797
 9,785,000 U.S. Treasury Note, 3.375%, 2/28/2007(d)..............    9,663,832
 1,930,000 U.S. Treasury Note, 6.125%, 8/15/2007(d)..............    1,947,414
   750,000 U.S. Treasury Note, 6.625%, 5/15/2007(d)..............      758,115
 4,000,000 U.S. Treasury STRIPS, Zero Coupon, 11/15/2009.........    3,373,416
                                                                  ------------
                                                                    38,466,340
                                                                  ------------
           Total Bonds and Notes
           (Identified Cost $137,482,528)........................  133,972,475
                                                                  ------------

 Shares/
Principal
 Amount
---------
Short-Term Investments -- 27.1%
34,343,105 State Street Securities Lending Quality Trust(g)......   34,343,105
$1,274,972 Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 6/30/2006 at 3.450% to be
           repurchased at $1,275,338 on 7/03/2006,
           collateralized by $1,020,000 U.S. Treasury Bond,
           7.875% due 2/15/2021 valued at $1,301,775(f)..........    1,274,972
 1,005,000 U. S. Treasury Bill
           4.549%, 7/20/2006(e)..................................    1,002,587
                                                                  ------------
           Total Short-Term Investments (Identified Cost
           $36,620,664)..........................................   36,620,664
                                                                  ------------
           Total Investments -- 126.1% (Identified Cost
           $174,103,192)(b)......................................  170,593,139
           Other assets less liabilities--(26.1)%................  (35,337,228)
                                                                  ------------
           Net Assets -- 100%.................................... $135,255,911
                                                                  ============
--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND -- PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2006


(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

    At June 30, 2006, the net unrealized depreciation on investments based on cost of $174,552,066 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................ $   200,235
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (4,159,162)
                                                               -----------
    Net unrealized depreciation............................... $(3,958,927)
                                                               ===========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $19,331,809 of which $9,755,614 expires on September 30, 2007, $4,165,768 expires on September 30, 2008, $4,128,091 expires on
    September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011 and $193,904 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(d) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $33,622,702 and $34,343,105.

(e) Interest rate represents annualized yield at time of purchase; not a coupon rate.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g) Represents investment of securities lending collateral.

(h) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.

FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 GNMA Government National Mortgage Association
  TBA To Be Announced

        LOOMIS SAYLES MUNICIPAL INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount    Description                                              Value (a)
 ---------  -------------------------------------------------------- ----------
 Tax Exempt Obligations -- 98.5% of Total Net Assets

            California -- 8.0%
 $1,000,000 California Health Facilities Financing Authority,
            Multiple Obligors, 4.950%, 7/01/2026.................... $1,020,480
  1,000,000 California Health Facilities Financing Authority
            (Cedar-Sinai Medical Center), 5.000%, 11/15/2027........  1,006,630
  1,500,000 California State, 5.125%, 6/01/2027.....................  1,530,195
  2,655,000 California Statewide Communities Development Authority,
            5.250%, 7/01/2023.......................................  2,795,980
  1,500,000 California Statewide Communities Development Authority
            (Sutter Health), Series A, 5.000%, 11/15/2043...........  1,487,355
                                                                     ----------
                                                                      7,840,640
                                                                     ----------
            Colorado -- 2.5%
  2,500,000 Colorado Health Facilities Authority, 5.000%, 12/01/2035  2,406,675
                                                                     ----------
            District of Columbia -- 3.1%
  3,000,000 Metropolitan Washington D.C. Airports Authority,
            5.125%, 10/01/2029 (FGIC insured).......................  3,067,980
                                                                     ----------
            Florida -- 4.2%
  3,000,000 Highlands County, FL, Health Facilities Authority,
            Multiple Obligors, 5.375%, 11/15/2035...................  3,077,640
  1,000,000 Jacksonville, FL Economic Development Community Health
            Care Facilities (Mayo Clinic), 5.000%, 11/15/2036.......  1,014,720
                                                                     ----------
                                                                      4,092,360
                                                                     ----------
            Guam -- 1.1%
  1,000,000 Guam Government Waterworks Authority, 5.875%, 7/01/2035.  1,041,810
                                                                     ----------
            Illinois -- 4.1%
  1,910,000 Illinois Educational Facility Authority Revenue,
            5.000%, 7/01/2033.......................................  1,941,496
  2,000,000 Metropolitan Pier & Exposition Authority, IL, 5.250%,
            6/15/2042 (MBIA insured)................................  2,062,060
                                                                     ----------
                                                                      4,003,556
                                                                     ----------
            Indiana -- 1.0%
  1,000,000 Indiana Health & Educational Facilities Financing
            Authority, 5.000%, 2/15/2039............................    990,410
                                                                     ----------
            Louisiana -- 5.0%
  4,000,000 Desoto Parish, LA, Environmental Improvement, 5.000%,
            11/01/2018..............................................  3,924,040
  1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall
            Authority, 5.000%, 7/15/2033............................  1,008,230
                                                                     ----------
                                                                      4,932,270
                                                                     ----------
            Massachusetts -- 2.6%
  1,500,000 Massachusetts State, 5.000%, 3/01/2019..................  1,560,810
  1,045,000 Massachusetts State Health & Educational Facilities
            Authority (Lahey Clinic Medical Center), 4.500%,
            8/15/2035 (FGIC insured)................................    977,420
                                                                     ----------
                                                                      2,538,230
                                                                     ----------
            Michigan -- 8.1%
  2,000,000 Michigan State Hospital Finance Authority, Henry Ford
            Health System, 5.500%, 3/01/2014........................  2,154,240
  1,500,000 Michigan State Hospital Finance Authority, MI, 5.000%,
            11/15/2038..............................................  1,502,310
  1,100,000 Michigan State Hospital Finance Authority, Oakwood
            Obligated Group, 5.500%, 11/01/2014.....................  1,169,289
  1,000,000 Taylor Brownfield Redevelopment Authority, MI, 5.000%,
            5/01/2025 (MBIA insured)................................  1,024,290
  2,000,000 University of Michigan, 5.250%, 12/01/2020..............  2,084,820
                                                                     ----------
                                                                      7,934,949
                                                                     ----------
            Minnesota -- 3.2%
  1,000,000 Chaska Minnesota Electric Revenue, 5.250%, 10/01/2025...  1,043,800
  2,000,000 Minnesota State Municipal Power Agency, 5.250%,
            10/01/2024..............................................  2,083,960
                                                                     ----------
                                                                      3,127,760
                                                                     ----------
            Mississippi -- 5.3%
  2,000,000 Lowndes County, MS, Solid Waste Disposal & Pollution
            Control, 6.700%, 4/01/2022..............................  2,307,780
  2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution
            Control, 6.800%, 4/01/2022..............................  2,911,275
                                                                     ----------
                                                                      5,219,055
                                                                     ----------
            New Jersey -- 5.4%
  1,000,000 New Jersey Economic Development Authority, 5.500%,
            6/15/2024...............................................  1,035,580
  1,000,000 New Jersey Economic Development Authority, Series A,
            5.625%, 6/15/2018.......................................  1,041,270

Investments as of June 30, 2006 (Unaudited)


Principal
 Amount    Description                                               Value (a)
---------  -------------------------------------------------------- -----------
           New Jersey - continued
$1,000,000 New Jersey Health Care Facilities Financing Authority,
           Catholic Health East, 5.375%, 11/15/2033................ $ 1,031,680
 2,000,000 New Jersey Transportation Trust Fund Authority, 5.500%,
           12/15/2023..............................................   2,188,960
                                                                    -----------
                                                                      5,297,490
                                                                    -----------
           New York -- 17.3%
 1,000,000 New York State Dormitory Authority, Rockefeller
           University, 5.000%, 7/01/2032...........................   1,020,720
 2,000,000 New York State Dormitory Authority, 5.500%, 5/15/2013...   2,134,280
 2,740,000 New York State Dormitory Authority, 5.750%, 7/01/2013...   2,932,978
 1,000,000 New York State Housing Finance Agency, 5.250%, 9/15/2019   1,056,230
 3,000,000 New York State Municipal Bond Bank Agency, 5.250%,
           6/01/2020...............................................   3,128,490
 1,020,000 New York, NY, 6.000%, 1/15/2020.........................   1,118,950
 1,400,000 New York, NY, City Health & Hospital Corp., 5.000%,
           2/15/2020...............................................   1,438,486
 1,000,000 New York, NY, City Industrial Development Agency,
           5.500%, 1/01/2024.......................................   1,042,000
 2,000,000 New York, NY, City Municipal Water Finance Authority,
           5.000%, 6/15/2025.......................................   2,063,980
 1,000,000 New York, NY, City Municipal Water Finance Authority,
           5.125%, 6/15/2034.......................................   1,027,520
                                                                    -----------
                                                                     16,963,634
                                                                    -----------
           North Carolina -- 1.4%
 1,300,000 North Carolina Eastern Municipal Power Agency, 5.500%,
           1/01/2012...............................................   1,373,554
                                                                    -----------
           Oregon -- 6.0%
 1,750,000 Multnomah County, OR, Hospital Facilities Authority,
           Providence Health System, 5.250%, 10/01/2012............   1,854,702
 4,000,000 Western Generation Agency, 7.400%, 1/01/2016(c).........   4,006,360
                                                                    -----------
                                                                      5,861,062
                                                                    -----------
           Pennsylvania -- 4.4%
 4,000,000 Pennsylvania State Industrial Development Authority,
           5.500%, 7/01/2019 (AMBAC insured).......................   4,308,280
                                                                    -----------
           Puerto Rico -- 3.2%
 1,000,000 Puerto Rico Commonwealth Infrastructure Financing
           Authority, 5.500%, 10/01/2040...........................   1,055,840
 2,000,000 Puerto Rico Public Finance Corp., Commonwealth
           Appropriation Series A, 5.750%, 8/01/2027(d)............   2,114,820
                                                                    -----------
                                                                      3,170,660
                                                                    -----------
           South Carolina -- 3.2%
 1,100,000 Charleston Educational Excellence Finance Corp.,
           5.250%, 12/01/2030......................................   1,136,212
 1,155,000 Lexington One School Facilities Corp., 5.000%,
           12/01/2026..............................................   1,167,093
   800,000 Newberry Investing in Children's Education (Newberry
           County School District), 5.250%, 12/01/2022.............     816,024
                                                                    -----------
                                                                      3,119,329
                                                                    -----------
           South Dakota -- 1.3%
 1,250,000 South Dakota Health & Educational Facilities Authority,
           Sioux Valley Hospital, 5.250%, 11/01/2027...............   1,277,788
                                                                    -----------
           Tennessee -- 1.6%
 1,500,000 Tennessee Housing Development Agency, Series A, 5.200%,
           7/01/2023...............................................   1,541,970
                                                                    -----------
           Texas -- 4.3%
 2,000,000 Dallas-Fort Worth, TX, International Airport, 5.500%,
           11/01/2033 (MBIA insured)...............................   2,086,660
 1,000,000 Katy, TX, Independent School District, 5.125%, 2/15/2020   1,036,140
 1,000,000 Lewisville, TX, Independent School District, 5.250%,
           8/15/2027...............................................   1,034,240
                                                                    -----------
                                                                      4,157,040
                                                                    -----------
           Washington -- 2.2%
 2,000,000 Energy Northwest, WA, Electric, Project No. 1, 5.500%,
           7/01/2014...............................................   2,169,200
                                                                    -----------
           Total Tax Exempt Obligations (Identified Cost
           $95,230,155)............................................  96,435,702
                                                                    -----------

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount   Description                                               Value (a)
 --------- -------------------------------------------------------  -----------
 Short-Term Investment -- 0.5%
 $507,180  Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 06/30/2006 at 3.450% to be
           repurchased at $507,326 on 07/03/2006, collateralized
           by $465,000 U.S. Treasury Bond, 6.250% due 08/15/2023
           valued at $520,013
           (Identified Cost $507,180)(e)........................... $   507,180
                                                                    -----------
           Total Investments -- 99.0% (Identified Cost
           $95,737,335)(b).........................................  96,942,882
           Other assets less liabilities--1.0%.....................   1,005,122
                                                                    -----------
           Net Assets -- 100%...................................... $97,948,004
                                                                    ===========
--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedure under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

(b) Federal Tax Information (Amount exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of discount on debt securities is excluded from cost for tax purposes):

    At June 30, 2006, the net unrealized appreciation on investments based on cost of $95,435,171 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost................................................. $2,390,779
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost over
      value....................................................   (883,068)
                                                                ----------
    Net unrealized appreciation................................ $1,507,711
                                                                ==========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $703,737 of which $564,858 expires on September 30, 2007 and $138,879 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) Illiquid security. At June 30, 2006, the value of this security amounted to $4,006,360 or 4.1% of net assets.

(d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

AMBAC American Municipal Bond Assurance Corporation
 FGIC Financial Guarantee Insurance Company
 MBIA Municipal Bond Investors Assurance Corporation

Investments as of June 30, 2006 (Unaudited)


 Shares Description                                                   Value(+)
 ------ -----------------------------------------------------------  ----------
 Common Stocks - 99.0% of Total Net Assets
        Aerospace & Defense - 3.6%
  4,450 Northrop Grumman Corp....................................... $  285,067
  9,900 United Technologies Corp....................................    627,858
                                                                     ----------
                                                                        912,925
                                                                     ----------
        Air Freight & Logistics - 2.1%
  6,550 United Parcel Service, Inc., Class B........................    539,261
                                                                     ----------
        Beverages - 5.4%
 15,500 Coca-Cola Co................................................    666,810
 11,725 PepsiCo, Inc................................................    703,969
                                                                     ----------
                                                                      1,370,779
                                                                     ----------
        Capital Markets - 5.1%
  3,275 Bear Stearns Cos., Inc......................................    458,762
  2,625 Goldman Sachs Group, Inc....................................    394,879
  6,500 Lehman Brothers Holdings, Inc...............................    423,475
                                                                     ----------
                                                                      1,277,116
                                                                     ----------
        Chemicals - 1.7%
  3,525 Praxair, Inc................................................    190,350
  4,675 Rohm & Haas Co..............................................    234,311
                                                                     ----------
                                                                        424,661
                                                                     ----------
        Commercial Banks - 2.5%
  9,575 Wells Fargo & Co............................................    642,291
                                                                     ----------
        Commercial Services & Supplies - 0.8%
  4,725 Monster Worldwide, Inc.(b)..................................    201,569
                                                                     ----------
        Communications Equipment - 1.7%
  2,200 Corning, Inc.(b)............................................     53,218
  9,525 QUALCOMM, Inc...............................................    381,667
                                                                     ----------
                                                                        434,885
                                                                     ----------
        Computers & Peripherals - 7.8%
  6,400 Apple Computer, Inc.(b).....................................    365,568
 25,775 Hewlett-Packard Co..........................................    816,552
 11,000 Network Appliance, Inc.(b)(c)...............................    388,300
  9,075 Palm, Inc.(b)(c)............................................    146,107
  5,000 SanDisk Corp.(b)(c).........................................    254,900
                                                                     ----------
                                                                      1,971,427
                                                                     ----------
        Diversified Financial Services - 6.4%
 14,350 Bank of America Corp........................................    690,235
 19,200 Citigroup, Inc..............................................    926,208
                                                                     ----------
                                                                      1,616,443
                                                                     ----------
        Diversified Telecommunications Services - 3.5%
  8,850 AT&T, Inc...................................................    246,826
 10,600 BellSouth Corp..............................................    383,720
  6,725 CenturyTel, Inc.(c).........................................    249,834
                                                                     ----------
                                                                        880,380
                                                                     ----------
        Electric Utilities - 3.3%
  7,325 Edison International........................................    285,675
  9,550 Exelon Corp.................................................    542,726
                                                                     ----------
                                                                        828,401
                                                                     ----------
        Electrical Equipment - 1.0%
  3,150 Emerson Electric Co.........................................    264,002
                                                                     ----------
        Energy Equipment & Services - 3.5%
  5,575 Halliburton Co..............................................    413,721
  5,750 Transocean, Inc.(b).........................................    461,840
                                                                     ----------
                                                                        875,561
                                                                     ----------
        Food & Staples Retailing - 1.4%
 11,825 CVS Corp....................................................    363,028
                                                                     ----------
        Healthcare Equipment & Supplies - 1.7%
  6,675 Baxter International, Inc...................................    245,373
  2,850 Becton, Dickinson & Co......................................    174,221
                                                                     ----------
                                                                        419,594
                                                                     ----------
        Healthcare Providers & Services - 4.5%
  5,050 Caremark Rx, Inc.(b)........................................    251,843
  4,100 McKesson Corp...............................................    193,848
  4,975 Medco Health Solutions, Inc.(b).............................    284,968
  4,950 UnitedHealth Group, Inc.....................................    221,661
  2,650 WellPoint, Inc.(b)..........................................    192,841
                                                                     ----------
                                                                      1,145,161
                                                                     ----------
        Hotels, Restaurants & Leisure - 2.5%
  8,850 Starbucks Corp.(b)..........................................    334,176
  4,950 Starwood Hotels & Resorts Worldwide, Inc....................    298,683
                                                                     ----------
                                                                        632,859
                                                                     ----------
        Household Products - 2.8%
 12,540 Procter & Gamble Co.........................................    697,224
                                                                     ----------
        Industrial Conglomerates - 2.5%
 12,450 General Electric Co.........................................    410,352
  2,450 Textron, Inc................................................    225,841
                                                                     ----------
                                                                        636,193
                                                                     ----------
        Insurance - 5.5%
     75 Berkshire Hathaway, Inc., Class B(b)(c).....................    228,225
 16,275 Genworth Financial, Inc.....................................    567,021
  7,750 Prudential Financial, Inc...................................    602,175
                                                                     ----------
                                                                      1,397,421
                                                                     ----------
        Internet Software & Services - 2.4%
  1,050 Akamai Technologies, Inc.(b)................................     38,000
  1,350 Google, Inc., Class A(b)....................................    566,095
                                                                     ----------
                                                                        604,095
                                                                     ----------
        Life Sciences Tools and Services - 1.0%
  3,525 Fisher Scientific International, Inc.(b)....................    257,501
                                                                     ----------
        Media - 2.4%
 17,725 News Corp., Class A.........................................    339,965
  5,300 McGraw-Hill Co., Inc........................................    266,219
                                                                     ----------
                                                                        606,184
                                                                     ----------
        Metals & Mining - 1.5%
  7,125 Nucor Corp..................................................    386,531
                                                                     ----------
        Multiline Retail - 3.4%
  7,350 Federated Department Stores, Inc............................    269,010
  4,825 J.C. Penney Co., Inc........................................    325,736
  7,275 Nordstrom, Inc.(c)..........................................    265,537
                                                                     ----------
                                                                        860,283
                                                                     ----------
        Oil, Gas & Consumable Fuels - 7.1%
 16,200 Exxon Mobil Corp............................................    993,870
  5,675 Occidental Petroleum Corp...................................    581,971
  4,775 XTO Energy, Inc.(c).........................................    211,389
                                                                     ----------
                                                                      1,787,230
                                                                     ----------
        Pharmaceuticals - 4.5%
  7,075 Abbott Laboratories.........................................    308,541
  8,925 Johnson & Johnson...........................................    534,786
  6,800 Wyeth.......................................................    301,988
                                                                     ----------
                                                                      1,145,315
                                                                     ----------
        Real Estate - 0.7%
  6,900 CB Richard Ellis Group, Inc., Class A(b)....................    171,810
                                                                     ----------
        Road & Rail - 1.3%
  4,150 Burlington Northern Santa Fe Corp...........................    328,888
                                                                     ----------

Investments as of June 30, 2006 (Unaudited)


 Shares   Description                                                Value(+)
 ------   -------------------------------------------------------  -----------
          Semiconductors & Semiconductor Equipment - 1.8%
   14,700 Texas Instruments, Inc.................................. $   445,263
                                                                   -----------
          Software - 0.9%
    9,450 McAfee, Inc.(b).........................................     229,352
                                                                   -----------
          Specialty Retail - 1.7%
    9,175 Circuit City Stores, Inc.(c)............................     249,743
   10,900 Gap, Inc., (The)........................................     189,660
                                                                   -----------
                                                                       439,403
                                                                   -----------
          Thrifts & Mortgage - 1.0%
    6,800 Countrywide Financial Corp..............................     258,944
                                                                   -----------
          Total Common Stocks
          (Identified Cost $23,718,779)...........................  25,051,980
                                                                   -----------

Principal
 Amount
---------
Short-Term Investments - 6.5%
 $264,000 Tri-Party Repurchase Agreement with Fixed Income
          Clearing Corporation dated 06/30/06 at 3.450% to be
          repurchased at $264,076 on 07/03/06 collateralized by
          $215,000 U.S. Treasury Bond, 7.875% due 02/15/21 with a
          value of $274,394(d)....................................     264,000

 Shares
 ------
1,390,530 State Street Securities Lending Quality Trust(e)........   1,390,530
                                                                   -----------
          Total Short-Term Investments
          (Identified Cost $1,654,530)............................   1,654,530
                                                                   -----------
          Total Investments - 105.5%
          (Identified Cost $25,373,309)(a)........................  26,706,510
          Other assets less liabilities -- (5.5)%.................  (1,398,527)
                                                                   -----------
          Total Net Assets -- 100.0%.............................. $25,307,983
                                                                   ===========

+ Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

    At June 30, 2006, the net unrealized appreciation on investments based on cost of $25,373,309 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost................................................ $1,785,978
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value..............................................   (452,777)
                                                                ----------
     Net unrealized appreciation............................... $1.333,201
                                                                ==========

(b) Non-income producing security.

(c) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $1,319,838 $1,390,530, respectively

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreement is a tri-party arrangement whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) Represents investments of securities lending collateral.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Small Cap Growth Fund


                                                              Shares  Value(+)
                                                              ------ ----------
 COMMON STOCKS - 95.4% of Total Net Assets

 Aerospace & Defense - 0.9%
 Essex Corp.(b)(c)........................................... 11,975 $  220,580
                                                                     ----------

 Biotechnology - 3.0%
 BioMarin Pharmaceutical, Inc.(c)............................ 12,075    173,518
 Cubist Pharmaceuticals, Inc.(b)(c)..........................  5,450    137,231
 Keryx Biopharmaceuticals, Inc.(b)(c)........................  8,100    115,020
 Nuvelo, Inc.(b)(c).......................................... 10,250    170,662
 Theravance, Inc.(b)(c)......................................  5,350    122,408
                                                                     ----------
                                                                        718,839
                                                                     ----------
 Capital Markets - 2.8%
 Affiliated Managers Group, Inc.(b)(c).......................  2,200    191,158
 GFI Group, Inc.(b)(c).......................................  4,600    248,170
 Investment Technology Group, Inc.(c)........................  4,850    246,671
                                                                     ----------
                                                                        685,999
                                                                     ----------
 Chemicals - 0.9%
 Scotts Miracle-Gro Co., Class A(b)..........................  5,400    228,528
                                                                     ----------

 Commercial Banks - 1.1%
 East West Bancorp, Inc.(b)..................................  7,250    274,848
                                                                     ----------

 Commercial Services & Supplies - 11.7%
 Advisory Board Co.(b)(c)....................................  7,175    345,046
 American Reprographics Co.(c)...............................  7,350    266,437
 Corporate Executive Board Co.(b)............................  2,800    280,560
 CRA International, Inc.(b)(c)...............................  8,300    374,662
 Huron Consulting Group, Inc.(b)(c)..........................  7,200    252,648
 ICT Group, Inc.(b)(c).......................................  6,725    164,964
 Kenexa Corp.(c).............................................  4,075    129,789
 Labor Ready, Inc.(b)(c)..................................... 10,125    229,331
 Mobile Mini, Inc.(b)(c).....................................  8,125    237,738
 On Assignment, Inc.(c)...................................... 18,875    173,461
 PeopleSupport, Inc.(c)...................................... 28,550    384,283
                                                                     ----------
                                                                      2,838,919
                                                                     ----------
 Communications Equipment - 3.6%
 Exfo Electro-Optical Engineering, Inc.(c)................... 24,450    150,612
 Foundry Networks, Inc.(b)(c)................................ 20,925    223,060
 Oplink Communications, Inc.(c).............................. 11,125    203,699
 Redback Networks, Inc.(b)(c)................................  7,825    143,511
 Sonus Networks, Inc.(b)(c).................................. 32,525    160,999
                                                                     ----------
                                                                        881,881
                                                                     ----------
 Diversified Consumer Services - 3.6%
 Bright Horizons Family Solutions, Inc.(b)(c)................  9,075    342,037
 Sotheby's Holdings, Inc.(b)(c).............................. 10,000    262,500
 Steiner Leisure Ltd.(c).....................................  6,575    259,910
                                                                     ----------
                                                                        864,447
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                              Shares  Value(+)
                                                              ------ ----------
 COMMON STOCKS - continued

 Diversified Telecommunications Services - 0.5%
 Cogent Communications Group, Inc.(c)........................ 13,275 $  124,387
                                                                     ----------

 Energy Equipment & Services - 6.7%
 Allis-Chalmers Energy, Inc.(b)(c)........................... 10,000    135,900
 Carbo Ceramics, Inc.(b).....................................  4,350    213,716
 Dril-Quip, Inc.(b)(c).......................................  3,600    296,784
 Natural Gas Services Group, Inc.(b)(c)...................... 10,725    160,553
 Oil States International, Inc.(c)...........................  7,950    272,526
 Unit Corp.(b)(c)............................................  4,225    240,360
 Universal Compression Holdings, Inc.(b)(c)..................  4,950    311,701
                                                                     ----------
                                                                      1,631,540
                                                                     ----------
 Health Care Technology - 1.8%
 Computer Programs & Systems, Inc.(b)........................  5,075    202,797
 Emageon, Inc.(b)(c)......................................... 15,575    227,239
                                                                     ----------
                                                                        430,036
                                                                     ----------
 Healthcare Equipment & Supplies - 6.8%
 American Medical Systems Holdings, Inc.(b)(c)............... 12,825    213,536
 ArthroCare Corp.(b)(c)......................................  5,675    238,407
 Conor Medsystems, Inc.(b)(c)................................  7,075    195,199
 Hologic, Inc.(b)(c).........................................  4,325    213,482
 Meridian Bioscience, Inc.(b)................................  7,325    182,759
 NuVasive, Inc.(b)(c)........................................ 11,675    212,835
 Spectranetics Corp. (The)(b)(c)............................. 15,225    163,212
 Viasys Healthcare, Inc.(c)..................................  8,600    220,160
                                                                     ----------
                                                                      1,639,590
                                                                     ----------
 Healthcare Providers & Services - 4.0%
 Chemed Corp.................................................  4,300    234,479
 HealthExtras, Inc.(b)(c)....................................  8,750    264,425
 inVentiv Health, Inc.(c)....................................  9,175    264,056
 NovaMed, Inc.(c)............................................ 28,700    193,725
                                                                     ----------
                                                                        956,685
                                                                     ----------
 Hotels, Restaurants & Leisure - 2.2%
 McCormick & Schmick's Seafood Restaurants, Inc.(c).......... 11,850    282,030
 Pinnacle Entertainment, Inc.(c).............................  8,400    257,460
                                                                     ----------
                                                                        539,490
                                                                     ----------
 Household Durables - 1.0%
 Lifetime Brands, Inc.(b).................................... 10,750    232,953
                                                              ------ ----------
 Insurance - 2.9%
 Arch Capital Group Ltd.(c)..................................  4,825    286,895
 Argonaut Group, Inc.(b)(c)..................................  5,675    170,477
 ProAssurance Corp.(c).......................................  4,950    238,491
                                                                     ----------
                                                                        695,863
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                              Shares  Value(+)
                                                              ------ ----------
 COMMON STOCKS - continued

 Internet & Catalog Retail - 0.8%
 Coldwater Creek, Inc.(b)(c).................................  6,862 $  183,627
                                                                     ----------

 Internet Software & Services - 7.3%
 Akamai Technologies, Inc.(b)(c).............................  8,475    306,710
 aQuantive, Inc.(b)(c)....................................... 10,625    269,131
 Digital Insight Corp.(c)....................................  9,675    331,756
 eCollege.com, Inc.(b)(c).................................... 12,200    257,908
 j2 Global Communications, Inc.(b)(c)........................  7,875    245,858
 Online Resources Corp.(b)(c)................................ 20,200    208,868
 Websense, Inc.(b)(c)........................................  7,750    159,185
                                                                     ----------
                                                                      1,779,416
                                                                     ----------
 IT Services - 3.0%
 Heartland Payment Systems, Inc.(b)(c)....................... 10,800    301,104
 Lightbridge, Inc.(c)........................................ 14,400    186,480
 SRA International, Inc., Class A(b)(c)......................  9,075    241,667
                                                                     ----------
                                                                        729,251
                                                                     ----------
 Life Sciences Tools & Services - 0.5%
 Nektar Therapeutics(b)(c)...................................  6,275    115,084
                                                                     ----------

 Machinery - 3.3%
 American Science & Engineering, Inc.(b)(c)..................  4,375    253,400
 Flow International Corp.(b)(c).............................. 20,075    282,455
 RBC Bearings, Inc.(c)....................................... 11,593    263,161
                                                                     ----------
                                                                        799,016
                                                                     ----------
 Media - 1.0%
 Morningstar, Inc.(b)(c).....................................  5,975    247,843
                                                                     ----------

 Oil, Gas & Consumable Fuels - 1.0%
 Helix Energy Solutions Group, Inc.(b)(c)....................  6,000    242,160
                                                                     ----------

 Pharmaceuticals - 1.8%
 Adams Respiratory Therapeutics, Inc.(b)(c)..................  6,175    275,528
 Santarus, Inc.(b)(c)........................................ 25,250    167,913
                                                                     ----------
                                                                        443,441
                                                                     ----------
 Real Estate - 2.5%
 Jones Lang LaSalle, Inc.(b).................................  4,350    380,842
 Trammell Crow Co.(c)........................................  6,575    231,243
                                                                     ----------
                                                                        612,085
                                                                     ----------
 Semiconductors & Semiconductor Equipment - 5.5%
 ATMI, Inc.(b)(c)............................................ 10,425    256,663
 Microsemi Corp.(c).......................................... 10,850    264,523
 Netlogic Microsystems, Inc.(b)(c)...........................  6,175    199,144
 PMC-Sierra, Inc.(b)(c)...................................... 28,625    269,075

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Shares     Value(+)
                                                         ---------- -----------
COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc.(b)(c)........................      7,425 $   204,187
Volterra Semiconductor Corp.(b)(c)......................      9,125     139,248
                                                                    -----------
                                                                      1,332,840
                                                                    -----------
Software - 4.6%
Blackboard, Inc.(b)(c)..................................      7,650     221,544
Informatica Corp.(b)(c).................................     20,100     264,516
Quest Software, Inc.(c).................................     14,850     208,494
SPSS, Inc.(c)...........................................      7,275     233,818
Ultimate Software Group, Inc.(b)(c).....................      9,875     189,205
                                                                    -----------
                                                                      1,117,577
                                                                    -----------
Specialty Retail - 2.6%
Dick's Sporting Goods, Inc.(c)..........................      7,450     295,020
Guess?, Inc.(c).........................................      4,500     187,875
Guitar Center, Inc.(b)(c)...............................      3,500     155,645
                                                                    -----------
                                                                        638,540
                                                                    -----------
Textiles Apparel & Luxury Goods - 3.9%
Carter's, Inc.(c).......................................      9,850     260,335
Phillips-Van Heusen Corp................................      7,975     304,326
Quiksilver, Inc.(b)(c)..................................     18,375     223,807
Under Armour, Inc. Class A(b)(c)........................      3,875     165,153
                                                                    -----------
                                                                        953,621
                                                                    -----------
Telecommunications - 0.8%
PFF Bancorp, Inc........................................      5,575     184,867
                                                                    -----------

Trading Companies & Distributors - 2.1%
NuCo2, Inc.(b)(c).......................................     10,750     258,430
Williams Scotsman International, Inc.(b)(c).............     10,875     237,510
                                                                    -----------
                                                                        495,940
                                                                    -----------
Wireless Telecommunication Services - 1.2%
SBA Communications Corp.(c).............................     11,000     287,540
                                                                    -----------
TOTAL COMMON STOCKS (Identified Cost $20,707,296).......             23,127,433
                                                                    -----------

                                                         Principal
                                                          Amount
                                                         ----------
SHORT-TERM INVESTMENTS - 31.1%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450% to be
  repurchased at $1,352,389 on 7/03/06 collateralized
  by $1,235,000 U.S. Treasury Bond, 6.250% due
  8/15/2023 with a value of $1,381,110(d)............... $1,352,000   1,352,000

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Shares     Value(+)
                                                         --------- -----------
SHORT-TERM INVESTMENTS - continued
State Street Securities Lending Quality Trust(e)........ 6,205,075 $ 6,205,075
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $7,557,075)..........................             7,557,075
                                                                   -----------
TOTAL INVESTMENTS - 126.5%
  (Identified Cost $28,264,371)(a)......................            30,684,508
  Other assets less liabilities--(26.5)%................            (6,433,013)
                                                                   -----------
TOTAL NET ASSETS - 100.0%...............................           $24,251,495
                                                                   ===========
--------
(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2006, the unrealized appreciation on investments based on cost of $28,264,371 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost................................................ $3,205,616
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value..............................................   (785,479)
                                                                ----------
     Net unrealized appreciation............................... $2,420,137
                                                                ==========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $204,664,358 of which $145,381,318 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt ;at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $6,119,118 and $6,205,075 respectively.

(c) Non-income producing security.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) Represents investment of securities lending collateral.

        LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                             Value (a)
 ---------  ------------------------------------------------------ ------------
 Bonds and Notes -- 87.9% of Total Net Assets
 Convertible Bonds -- 7.3%
            Canada -- 0.2%
 $8,499,000 Nortel Networks Corp., Guaranteed Senior Note,
            4.250%, 9/01/2008(d).................................. $  8,010,307
                                                                   ------------
            Ireland -- 0.1%
  2,045,000 Elan Capital Corp., Ltd., 6.500%, 11/10/2008..........    4,700,944
                                                                   ------------
            United States -- 7.0%
  4,529,000 Amkor Technology, Inc., 5.000%, 3/15/2007.............    4,461,065
  3,035,000 AMR Corp., Senior Note, 4.500%, 2/15/2024.............    4,055,519
 22,125,000 BAC Capital Trust VI, 5.625%, 3/08/2035...............   18,960,063
 32,815,000 Bristol-Myers Squibb Co., 4.829%, 9/15/2023(e)........   32,753,636
    200,000 Builders Transport, Inc., Subordinated Note, 6.500%,
            5/01/2011(g)..........................................           --
  1,000,000 Builders Transport, Inc., Subordinated Note, 8.000%,
            8/15/2005(g)..........................................           --
    750,000 Ciena Corp., 3.750%, 2/01/2008........................      717,188
  3,120,000 Continental Airlines, Inc., 5.000%, 6/15/2023.........    5,292,300
    157,000 Dixie Group, Inc., Subordinated Note, 7.000%,
            5/15/2012.............................................      147,580
 14,933,000 Enzon, Inc., 4.500%, 7/01/2008........................   14,317,014
  5,111,000 EPIX Pharmaceuticals, Inc., Senior Note, 3.000%,
            6/15/2024.............................................    3,424,370
  5,560,000 Human Genome Sciences, Inc., 2.250%, 8/15/2012(d).....    4,865,000
  8,235,000 Incyte Corp., 3.500%, 2/15/2011.......................    6,310,069
  4,865,000 Inhale Therapeutic Systems, Inc., Subordinated Note,
            3.500%, 10/17/2007....................................    4,749,456
  1,380,000 Invitrogen Corp., 1.500%, 2/15/2024...................    1,155,750
  2,360,000 IVAX Corp., Senior Subordinated Note, 4.500%,
            5/15/2008.............................................    2,371,800
  5,355,000 Kellwood Co., 3.500%(step to 0.00% on 6/15/2011),
            6/15/2034(d)(j).......................................    4,611,994
  5,810,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
            0.500%, 11/30/2008....................................    4,836,825
  1,960,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
            1.000%, 6/30/2010.....................................    1,646,400
  7,805,000 Level 3 Communications, Inc., 6.000%, 9/15/2009(d)....    6,809,862
  1,085,000 Level 3 Communications, Inc., 6.000%, 3/15/2010.......      899,194
 2,335,000  Liberty Media Corp., 3.500%, 1/15/2031................    2,215,331
 3,550,000  Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(c).    3,266,000
 625,000    Nextel Communications, Inc., Senior Note, 5.250%,
            1/15/2010.............................................      603,906
 500,000    Preston Corp., Subordinated Note, 7.000%, 5/01/2011...      460,000
 20,000,000 Regeneron Pharmaceuticals, Inc., Subordinated Note,
            5.500%, 10/17/2008....................................   19,250,000
 311,000    Richardson Electronics, Ltd., 144A, 7.750%, 12/15/2011      279,900
 1,950,000  SCI Systems, Inc., Subordinated Note, 3.000%,
            3/15/2007.............................................    1,886,625
 7,476,000  Sinclair Broadcast Group, Inc., 4.875%(step to 2.00%
            on 1/15/2011), 7/15/2018(j)...........................    6,485,430
 19,005,000 Valeant Pharmaceuticals International, Subordinated
            Note, 3.000%, 8/16/2010...............................   16,558,106
 19,430,000 Valeant Pharmaceuticals International, Subordinated
            Note, 4.000%, 11/15/2013(d)...........................   16,806,950
 5,225,000  Vertex Pharmaceuticals, Inc., 144A, 5.750%, 2/15/2011.   12,879,625
 44,915,000 Viacom, Inc., 144A, 6.875%, 4/30/2036.................   43,345,715
 23,130,000 Wells Fargo & Co., 4.899%, 5/01/2033(e)...............   23,101,087
                                                                   ------------
                                                                    269,523,760
                                                                   ------------
            Total Convertible Bonds
            (Identified Cost $267,636,697)........................  282,235,011
                                                                   ------------
 Non-Convertible Bonds -- 80.6%
            Argentina -- 0.7%
 2,405,000  Pecom Energia SA, 144A, 8.125%, 7/15/2010.............    2,429,050
 3,603,539  Republic of Argentina, 1.000%, 12/15/2035.............      317,472
 40,415,000 Republic of Argentina, 2.000%, 9/30/2014(e) (ARS).....   12,516,036
 11,875,000 Republic of Argentina, 4.889%, 8/03/2012(e)...........    9,820,625
 1,322,506  Republic of Argentina, 8.280%, 12/31/2033.............    1,178,353
                                                                   ------------
                                                                     26,261,536
                                                                   ------------
            Australia -- 0.0%
 1,000,000  General Motors Acceptance Corp. of Australia, Ltd.,
            6.500%, 8/10/2007, (AUD)..............................      713,221
                                                                   ------------
            Brazil -- 2.9%
 92,000,000 JPMorgan Chase Bank, 144A Zero Coupon Bond,
            5/10/2010, (BRL)......................................   24,460,514
 17,907,000 Republic of Brazil, 8.250%, 1/20/2034(d)..............   18,802,350
 6,000,000  Republic of Brazil, 8.875%, 4/15/2024.................    6,660,000

Investments as of June 30, 2006 (Unaudited)


   Principal
    Amount+      Description                                        Value (a)
   ---------     ------------------------------------------------- ------------
                 Brazil - continued
$    135,235,000 Republic of Brazil, 12.500%, 1/05/2016(d) (BRL).. $ 61,189,483
                                                                   ------------
                                                                    111,112,347
                                                                   ------------
                 Canada -- 18.1%
       1,670,000 Abitibi-Consolidated, Inc., 7.400%, 4/01/2018....    1,386,100
       6,605,000 Abitibi-Consolidated, Inc., 7.500%, 4/01/2028....    5,217,950
       1,650,000 Alcan, Inc., 5.750%, 6/01/2035...................    1,479,639
         750,000 Avenor, Inc., 10.850%, 11/30/2014, (CAD).........      732,599
       2,445,000 Bombardier, Inc., 7.350%, 12/22/2026, (CAD)......    1,916,487
      10,875,000 Bombardier, Inc., 144A,7.450%, 5/01/2034.........    9,080,625
     361,535,000 Canadian Government, 2.750%, 12/01/2007, (CAD)...  316,484,818
      70,540,000 Canadian Government, 4.250%, 9/01/2008, (CAD)....   62,938,135
     111,010,000 Canadian Government, 4.500%, 9/01/2007, (CAD)....   99,467,466
      24,200,000 Canadian Government, 6.000%, 6/01/2008, (CAD)....   22,307,444
       7,205,000 Domtar, Inc., 5.375%, 12/01/2013.................    5,836,050
         335,000 General Motors Acceptance Corp. of Canada, Ltd.,
                 Series E., (MTN)6.625%, 12/17/2010, (GBP)........      602,447
         945,000 GMAC Canada, Ltd.,7.750%, 9/26/2008, (NZD).......      529,034
       3,045,000 Kinder Morgan Finance Co., ULC, 5.700%, 1/05/2016    2,643,891
       6,840,000 Nortel Networks Corp., 6.875%, 9/01/2023.........    5,472,000
      22,320,000 Nortel Networks, Ltd., 144A,10.125%, 7/15/2013...   22,710,600
      13,260,000 North American Energy Partners, Inc., Senior
                 Note,8.750%, 12/01/2011..........................   12,729,600
       5,800,000 Northern Telecom Capital Corp., 7.875%, 6/15/2026    4,756,000
       5,990,000 Province of British Columbia, 5.250%,
                 12/01/2006, (CAD)................................    5,381,449
      29,235,000 Province of British Columbia, 6.000%, 6/09/2008,
                 (CAD)............................................   26,888,448
      13,000,000 Province of Manitoba, 4.450%, 12/01/2008, (CAD)..   11,614,521
       6,685,000 Province of Manitoba, 5.750%, 6/02/2008, (CAD)...    6,119,443
       1,525,000 Province of Ontario, 3.500%, 9/08/2006, (CAD)....    1,363,880
       5,505,000 Province of Ontario, 3.875%, 3/08/2008, (CAD)....    4,872,687
      40,020,000 Province of Ontario, 5.700%, 12/01/2008, (CAD)...   36,752,937
      18,470,000 Province of Saskatchewan, 5.500%, 6/02/2008,
                 (CAD)............................................   16,832,469
       8,500,000 Rogers Wireless Communications, Inc., Senior
                 Note, 7.625%, 12/15/2011, (CAD)..................    7,890,845
       2,525,000 Rogers Wireless Communications, Inc., Senior
                 Secured Note, 6.375%, 3/01/2014..................    2,405,062
                                                                   ------------
                                                                    696,412,626
                                                                   ------------
                 Cayman Islands -- 0.1%
       1,000,000 Enersis SA, Cayman Island, 7.400%, 12/01/2016....    1,016,634
       3,905,000 Vale Overseas, Ltd., 8.250%, 1/17/2034...........    4,212,519
                                                                   ------------
                                                                      5,229,153
                                                                   ------------
                 Chile -- 0.3%
       4,875,000 Empresa Nacional de Electricidad SA, Chile,
                 7.875%, 2/01/2027................................    5,060,026
         250,000 Empresa Nacional de Electricidad SA, Chile,
                 8.350%, 8/01/2013(d).............................      269,139
       1,700,000 Empresa Nacional de Electricidad SA, Chile,
                 8.625%, 8/01/2015(d).............................    1,871,173
       4,525,000 Enersis SA, Chile, 7.375%, 1/15/2014(d)..........    4,580,970
                                                                   ------------
                                                                     11,781,308
                                                                   ------------
                 France -- 0.4%
 224,520,000,000 BNP Paribas SA, 144A Zero Coupon Bond,
                 6/13/2011, (IDR).................................   14,260,595
                                                                   ------------
                 Ireland -- 0.7%
      29,090,000 Elan Finance Corp., Senior Note, 7.750%,
                 11/15/2011.......................................   27,780,950
                                                                   ------------
                 Mexico -- 3.4%
   1,138,400,000 United Mexican States, 8.000%, 12/07/2023, (MXN).   87,829,825
     473,800,000 United Mexican States, 9.000%, 12/20/2012, (MXN).   42,207,000
                                                                   ------------
                                                                    130,036,825
                                                                   ------------
                 Netherlands -- 0.0%
       1,330,000 GMAC International Finance BV, 8.000%,
                 3/14/2007, (NZD).................................      799,834
                                                                   ------------
                 Norway -- 0.1%
      10,000,000 Kingdom of Norway, 5.500%, 5/15/2009, (NOK)......    1,671,985
      22,740,000 Kingdom of Norway, 6.750%, 1/15/2007, (NOK)......    3,718,373
                                                                   ------------
                                                                      5,390,358
                                                                   ------------
                 Philippines -- 0.1%
       3,700,000 Philippine Long Distance Telephone Co., (MTN)
                 8.350%, 3/06/2017................................    3,866,500
       1,805,250 Quezon Power (Philippines) Ltd., Senior Secured
                 Note, 8.860%, 6/15/2017..........................    1,787,198
                                                                   ------------
                                                                      5,653,698
                                                                   ------------

Investments as of June 30, 2006 (Unaudited)


   Principal
    Amount+     Description                                         Value (a)
   ---------    -------------------------------------------------- ------------
                Republic of Korea -- 0.3%
     $5,470,000 Hanarotelecom, Inc., 144A, 7.000%, 2/01/2012...... $  5,169,150
      5,000,000 Hynix Semiconductor, Inc., 144A, 9.875%, 7/01/2012    5,343,750
        300,000 Samsung Electronics Co., Ltd., 144A, 7.700%,
                10/01/2027........................................      307,270
                                                                   ------------
                                                                     10,820,170
                                                                   ------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd., Series E, (MTN) 3.730%,
                10/22/2010, (SGD).................................      657,195
                                                                   ------------
                South Africa -- 1.4%
     11,405,000 Republic of South Africa, 12.500%, 12/21/2006,
                (ZAR).............................................    1,620,141
    320,500,000 Republic of South Africa, 13.000%, 8/31/2010,
                (ZAR).............................................   51,489,197
                                                                   ------------
                                                                     53,109,338
                                                                   ------------
                Spain -- 3.0%
    113,785,000 Telefonica Emisiones S A U, 7.045%, 6/20/2036.....  113,722,987
                                                                   ------------
                Supranational -- 2.2%
     15,543,570 European Investment Bank, 144A, Zero Coupon Bond,
                9/12/2008, (BRL)..................................    5,202,499
    128,250,000 European Investment Bank, Senior Note, Zero
                Coupon Bond, 3/10/2021, (AUD).....................   40,335,668
     24,450,000 Inter-American Development Bank, 6.000%,
                12/15/2017, (NZD).................................   14,383,273
     80,000,000 Inter-American Development Bank, Series E, (MTN)
                Zero Coupon Bond, 5/11/2009, (BRL)................   24,303,985
                                                                   ------------
                                                                     84,225,425
                                                                   ------------
                Sweden -- 0.8%
    207,265,000 Kingdom of Sweden, 6.500%, 5/05/2008, (SEK).......   30,429,874
                                                                   ------------
                United Kingdom -- 0.4%
 72,717,436,000 JPMorgan Chase Bank, 144A, Zero Coupon Bond,
                10/21/2010, (IDR).................................    4,973,730
      4,570,000 NTL Cable PLC, 9.750%, 4/15/2014, (GBP)...........    8,450,850
                                                                   ------------
                                                                     13,424,580
                                                                   ------------
                United States -- 44.9%
      5,565,000 AES Corp. (The) 8.375%, 3/01/2011, (GBP)..........   10,290,805
      4,020,000 AES Corp. (The) Senior Note, 7.750%, 3/01/2014....    4,040,100
      1,190,000 Affiliated Computer Services, Inc., 5.200%,
                6/01/2015.........................................    1,041,250
     51,256,000 Albertson's, Inc., 7.450%, 8/01/2029..............   44,024,957
     10,795,000 Albertson's, Inc., 7.750%, 6/15/2026..............    9,600,123
      4,895,000 Albertson's, Inc., 8.000%, 5/01/2031..............    4,411,741
      1,510,000 Albertson's, Inc., 8.700%, 5/01/2030..............    1,430,431
      6,022,000 Albertson's, Inc., Series C, (MTN) 6.625%,
                6/01/2028.........................................    4,783,449
      4,785,000 Allstate Corp., 5.950%, 4/01/2036.................    4,397,300
      1,750,000 Altria Group, Inc., 7.000%, 11/04/2013............    1,846,250
        825,000 American Airlines, Inc., Series 1999-1, Class B,
                7.324%, 10/15/2009................................      803,304
      1,442,788 American Airlines, Inc., Series 93A6, 8.040%,
                9/16/2011.........................................    1,385,076
     10,103,000 American President Cos., Ltd., Senior Note,
                8.000%, 1/15/2024(c)..............................    9,017,190
      6,450,000 Amkor Technology, Inc., Senior Note, 7.125%,
                3/15/2011.........................................    5,853,375
        475,000 Amkor Technology, Inc., Senior Note, 7.750%,
                5/15/2013.........................................      429,875
      1,511,000 Amkor Technology, Inc., Senior Subordinated Note,
                10.500%, 5/01/2009(d).............................    1,544,998
      8,000,000 ASIF Global Financing, 144A, 2.380%, 2/26/2009,
                (SGD).............................................    4,859,260
     10,155,000 Astoria Depositor Corp., 144A, 8.144%, 5/01/2021..   10,645,283
      8,500,000 AT&T, Inc., 6.150%, 9/15/2034(d)..................    7,800,883
      1,157,295 Atlas Air, Inc. 8.010%, 1/02/2010.................      839,039
      3,745,702 Atlas Air, Inc., 8.770%, 1/02/2011................    3,034,019
     17,574,841 Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%,
                1/02/2014.........................................   17,399,092
      1,114,574 Atlas Air, Inc., Series 1999-1, Class A1, 7.200%,
                1/02/2019.........................................    1,103,429
        389,006 Atlas Air, Inc., Series 1999-1, Class A2, 6.880%,
                7/02/2009.........................................      377,336
     12,740,207 Atlas Air, Inc., Series 1999-1, Class B, 7.630%,
                1/02/2015.........................................   12,485,403
      5,323,737 Atlas Air, Inc., Series 2000-1, Class B, 9.057%,
                1/02/2014.........................................    5,589,924
      7,880,000 Avnet, Inc., 6.000%, 9/01/2015....................    7,459,917
 17,310,000,000 Barclays Financial LLC, 144A, 4.060%, 9/16/2010,
                (KRW).............................................   17,830,714
    529,000,000 Barclays Financial LLC, 144A, 4.100%, 3/22/2010,
                (THB).............................................   12,975,626
  1,006,000,000 Barclays Financial LLC, 144A, 4.160%, 2/22/2010,
                (THB).............................................   24,765,229
 21,340,000,000 Barclays Financial LLC, 144A, 4.460%, 9/23/2010,
                (KRW).............................................   22,315,511
    337,000,000 Barclays Financial LLC, 144A, 5.500%, 11/01/2010,
                (THB).............................................    8,644,687
     15,195,000 BellSouth Corp., 6.000%, 11/15/2034(d)............   13,502,672
     18,911,000 Borden, Inc., 7.875%, 2/15/2023...................   15,365,187
      6,560,000 Borden, Inc., 8.375%, 4/15/2016...................    5,854,800
      7,612,000 Borden, Inc., 9.200%, 3/15/2021...................    6,945,950

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                              Value (a)
 ---------  ------------------------------------------------------  -----------
            United States - continued
 $1,000,000 Bowater, Inc., 6.500%, 6/15/2013....................... $   870,000
  2,840,000 Centex Corp., 5.250%, 6/15/2015(d).....................   2,550,292
  1,480,000 Chesapeake Energy Corp., 6.500%, 8/15/2017.............   1,350,500
    425,000 Cincinnati Bell, Inc., 8.375%, 1/15/2014(d)............     418,625
  3,055,000 CIT Group, Inc., 6.000%, 4/01/2036.....................   2,799,571
  2,500,000 CIT Group, Inc., Series E, Senior Note, (MTN) 5.500%,
            12/01/2014, (GBP)......................................   4,559,132
 18,650,000 Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)...........   8,841,679
  9,580,000 Columbia/HCA, Inc., 7.050%, 12/01/2027.................   8,390,116
    500,000 Columbia/HCA, Inc., 7.500%, 12/15/2023.................     463,479
  1,500,000 Columbia/HCA, Inc., (MTN) 7.580%, 9/15/2025............   1,397,064
 38,780,000 Comcast Corp., 5.650%, 6/15/2035(d)....................  32,913,284
 34,570,000 Comcast Corp., 6.450%, 3/15/2037.......................  32,471,082
 20,175,000 Comcast Corp., 6.500%, 11/15/2035......................  19,044,615
  2,000,000 Conmed Corp., 2.500%, 11/15/2024.......................   1,640,000
  3,910,660 Continental Airlines, Inc., Series 1997-4, Class 4B,
            6.900%, 1/02/2017......................................   3,657,205
  1,400,905 Continental Airlines, Inc., Series 1998-1, Class 1B,
            6.748%, 3/15/2017......................................   1,323,855
  7,256,251 Continental Airlines, Inc., Series 1999-1, Class B,
            6.795%, 8/02/2018......................................   6,847,103
  2,947,997 Continental Airlines, Inc., Series 1999-1, Class C,
            6.954%, 8/02/2009......................................   2,817,904
  3,851,193 Continental Airlines, Inc., Series 1999-2, Class B,
            7.566%, 3/15/2020......................................   3,748,759
  2,362,745 Continental Airlines, Inc., Series 2001-1, Class B,
            7.373%, 12/15/2015.....................................   2,250,578
  7,841,002 Continental Airlines, Inc., Series 2002-2, Class B,
            8.307%, 4/02/2018......................................   7,519,151
  6,225,000 Corning, Inc., 5.900%, 3/15/2014(d)....................   6,154,763
  6,220,000 Corning, Inc., 6.200%, 3/15/2016.......................   6,179,128
    650,000 Corning, Inc., 6.750%, 9/15/2013.......................     676,746
  1,000,000 Corning, Inc., 6.850%, 3/01/2029(d)....................   1,017,236
    400,000 CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018.....     399,000
    250,000 CSC Holdings, Inc., Series B, Senior Note, 8.125%,
            7/15/2009..............................................     254,375
    250,000 CSC Holdings, Inc., Series B, Senior Note, 8.125%,
            8/15/2009..............................................     254,375
  2,145,000 Cummins, Inc., 7.125%, 3/01/2028.......................   2,115,639
  7,285,000 Dillard's, Inc., 6.625%, 1/15/2018(d)..................   6,738,625
  3,050,000 Dillard's, Inc., 7.000%, 12/01/2028....................   2,699,250
  1,600,000 Dillard's, Inc., 7.130%, 8/01/2018.....................   1,512,000
  1,500,000 Dillard's, Inc., 7.750%, 7/15/2026.....................   1,421,250
    425,000 Dillard's, Inc., 7.875%, 1/01/2023.....................     406,938
  8,180,000 Dominion Resources, Inc., Senior Note, Series B,
            5.950%, 6/15/2035......................................   7,334,000
  4,335,000 DR Horton, Inc., 5.625%, 9/15/2014.....................   3,972,689
 16,160,000 DR Horton, Inc., 5.625%, 1/15/2016.....................  14,633,623
  1,625,000 DR Horton, Inc., 6.500%, 4/15/2016.....................   1,562,413
 31,875,000 DR Horton, Inc., Senior Note, 5.250%, 2/15/2015(d).....  28,329,990
    900,000 Dynegy Holdings, Inc., 7.125%, 5/15/2018...............     787,500
  7,455,000 Dynegy Holdings, Inc., 144A, 8.375%, 5/01/2016.........   7,343,175
  3,705,000 Edison Mission Energy Corp., Senior Note, 7.730%,
            6/15/2009..............................................   3,742,050
    260,000 El Paso CGP, Co., 144A, 6.375%, 2/01/2009..............     255,450
 14,350,000 El Paso CGP, Co., 144A, 6.950%, 6/01/2028..............  12,807,375
  1,965,000 El Paso Corp., 7.000%, 5/15/2011.......................   1,937,981
    925,000 El Paso Corp., 144A, 7.750%, 6/15/2010.................     938,875
    750,000 El Paso Corp., Senior Note, (MTN) 7.800%, 8/01/2031(d).     728,438
  1,600,000 El Paso Energy Corp., 6.750%, 5/15/2009(d).............   1,580,000
  1,000,000 El Paso Energy Corp., (MTN) 7.750%, 1/15/2032(d).......     973,750
  5,330,000 Embarq Corp., 7.995%, 6/01/2036........................   5,357,199
  5,000,000 FHLMC, 3.220%, 6/20/2007, (SGD)........................   3,141,539
 29,200,000 FNMA, 2.290%, 2/19/2009, (SGD).........................  17,752,478
  6,500,000 FNMA, 2.375%, 2/15/2007................................   6,375,824
 17,816,000 Ford Motor Co., 6.375%, 2/01/2029......................  12,293,040

Investments as of June 30, 2006 (Unaudited)


Principal Amount+ Description                                       Value (a)
----------------- ------------------------------------------------ ------------
                  United States - continued
     $31,929,000  Ford Motor Co., 6.625%, 10/01/2028.............. $ 22,031,010
       9,905,000  Ford Motor Credit Co, 8.625%, 11/01/2010........    9,265,305
      26,070,000  Ford Motor Credit Co., 5.700%, 1/15/2010........   22,835,678
      10,685,000  Ford Motor Credit Co., 7.000%, 10/01/2013(d)....    9,195,917
      15,465,000  Ford Motor Credit Co., 7.250%, 10/25/2011.......   13,718,615
       3,100,000  General Electric Capital Corp., 6.125%,
                  5/17/2012, (GBP)................................    5,952,745
     172,748,000  General Electric Capital Corp., 6.500%,
                  9/28/2015, (NZD)................................  104,307,930
      30,350,000  General Electric Capital Corp., 6.625%,
                  2/04/2010, (NZD)................................   18,313,394
         500,000  General Electric Capital Corp., Series E,
                  (MTN)1.725%, 6/27/2008, (SGD)...................      302,946
       6,625,000  General Motors Acceptance Corp., 6.457%,
                  7/16/2007(e)....................................    6,575,312
       8,000,000  General Motors Acceptance Corp., 6.039%,
                  3/20/2007(e)....................................    7,945,088
         820,000  General Motors Acceptance Corp., 8.000%,
                  11/01/2031(d)...................................      788,143
       4,650,000  General Motors Acceptance Corp., (MTN)6.750%,
                  12/01/2014(d)...................................    4,319,013
       5,321,000  General Motors Acceptance Corp., Series E,
                  (MTN)7.500%, 12/01/2006, (NZD)..................    3,177,979
      10,375,000  Georgia-Pacific Corp., 7.250%, 6/01/2028........    9,181,875
       9,980,000  Georgia-Pacific Corp., 7.375%, 12/01/2025.......    9,031,900
      37,760,000  Georgia-Pacific Corp., 7.750%, 11/15/2029.......   34,550,400
       6,620,000  Georgia-Pacific Corp., 8.000%, 1/15/2024........    6,255,900
      10,655,000  Georgia-Pacific Corp., 8.875%, 5/15/2031........   10,601,725
       3,585,000  Goodyear Tire & Rubber Co., 7.000%, 3/15/2028...    2,832,150
       1,845,000  Goodyear Tire & Rubber Co., 9.000%, 7/01/2015(d)    1,761,975
       2,590,000  Great Lakes Dredge & Dock Corp., Senior
                  Subordinated Note, 7.750%, 12/15/2013...........    2,386,038
       5,790,000  GTE Corp., 6.940%, 4/15/2028....................    5,656,529
         185,000  Hawaiian Telcom Communications, Inc., 12.500%,
                  5/01/2015.......................................      193,788
       6,625,000  HCA, Inc.,7.500%, 11/06/2033....................    6,055,144
       1,000,000  HCA, Inc., Senior Note, 5.750%, 3/15/2014.......      894,190
       7,480,000  Hercules, Inc., Subordinated Note, 6.500%,
                  6/30/2029.......................................    5,918,550
      16,050,000  HSBC Bank USA, 144A, 3.310%, 8/25/2010..........   15,820,485
       4,215,000  IMC Global, Inc., 7.300%, 1/15/2028.............    3,793,500
       2,570,000  IMC Global, Inc., 7.375%, 8/01/2018.............    2,415,800
         640,000  JC Penney Co., Inc., 7.125%, 11/15/2023(d)......      682,573
 109,312,000,000  JPMorgan Chase & Co., 144A, Zero Coupon,
                  3/28/2011, (IDR)................................    7,128,032
 599,726,100,000  JPMorgan Chase & Co., 144A, Zero Coupon,
                  3/28/2011, (IDR)................................   39,107,023
       2,000,000  K Hovnanian Enterprises, Inc., 6.375%,
                  12/15/2014......................................    1,770,000
       6,180,000  K Hovnanian Enterprises, Inc., 7.500%,
                  5/15/2016(d)....................................    5,731,950
       6,095,000  K Hovnanian Enterprises, Inc., Senior Note,
                  6.250%, 1/15/2016...............................    5,287,413
       1,630,000  K Hovnanian Enterprises, Inc., Senior Note,
                  6.500%, 1/15/2014...............................    1,467,000
         560,000  K N Energy, Inc., 6.670%, 11/01/2027............      471,850
      10,975,000  KB Home, 7.250%, 6/15/2018......................   10,237,787
       1,365,000  Kellwood Co., 7.625%, 10/15/2017................    1,229,991
      11,870,000  Kinder Morgan Finance Co., ULC, 6.400%,
                  1/05/2036.......................................    9,709,161
       2,510,000  Kinder Morgan, Inc., 5.150%, 3/01/2015..........    2,126,367
       1,600,000  Lennar Corp., 5.600%, 5/31/2015.................    1,453,440
      22,525,000  Lennar Corp., 144A, 6.500%, 4/15/2016...........   21,828,414
      25,190,000  Level 3 Communications, Inc., 2.875%, 7/15/2010.   22,796,950
         380,000  Level 3 Communications, Inc., 144A, 11.500%,
                  3/01/2010.......................................      376,200
      12,035,000  Lucent Technologies, Inc., 6.450%, 3/15/2029(d).   10,229,750
       1,250,000  McDonalds Corp., Series E, (MTN) 3.628%,
                  10/10/2010, (SGD)...............................      775,532
       3,540,000  Methanex Corp., Senior Note, 6.000%, 8/15/2015..    3,295,425
      13,405,000  Michigan Tobacco Settlement Finance Authority,
                  Taxable Turbo Series A, 7.309%, 6/01/2034.......   13,392,265
       1,000,000  Midamerican Energy Holdings Co., 144A, 6.125%,
                  4/01/2036.......................................      934,780
       1,153,000  Missouri Pacific Railroad Co., 5.000%, 1/01/2045      863,130
       1,000,000  Morgan Stanley, 5.375%, 11/14/2013, (GBP).......    1,833,722
       2,730,000  Nektar Therapeutics, 144A, 3.250%, 9/28/2012....    2,968,875
       3,346,000  New England Telephone & Telegraph Co., 7.875%,
                  11/15/2029......................................    3,464,405
       2,145,000  NGC Corp., 7.625%, 10/15/2026...................    1,876,875

Investments as of June 30, 2006 (Unaudited)


  Principal
   Amount+   Description                                           Value (a)
  ---------  --------------------------------------------------- --------------
             United States - continued
 $25,525,000 NGC Corp., Capital Trust, Series B, 8.316%,
             6/01/2027.......................................... $   21,823,875
   2,500,000 NRG Energy, Inc., 7.250%, 2/01/2014................      2,437,500
   5,000,000 NRG Energy, Inc., 7.375%, 2/01/2016................      4,875,000
   2,275,000 Owens & Minor, Inc., 6.350%, 4/15/2016.............      2,227,760
     225,000 Owens-Illinois, Inc., Senior Note, 7.500%,
             5/15/2010..........................................        219,938
  15,670,000 Owens-Illinois, Inc., Senior Note, 7.800%,
             5/15/2018..........................................     14,729,800
   3,000,000 Pemex Project Funding Master Trust, 8.625%,
             12/01/2023(d)......................................      3,282,000
   4,350,000 Pemex Project Funding Master Trust, 9.500%,
             9/15/2027(d).......................................      5,220,000
   1,920,000 Pioneer Natural Resource, 5.875%, 7/15/2016........      1,748,277
   3,165,000 Pulte Homes, Inc., 5.200%, 2/15/2015(d)............      2,822,446
  31,265,000 Pulte Homes, Inc., 6.000%, 2/15/2035(d)............     26,102,367
   8,835,000 Pulte Homes, Inc., 6.375%, 5/15/2033...............      7,633,325
  10,750,000 Qwest Capital Funding, Inc., 6.500%, 11/15/2018....      9,460,000
  35,710,000 Qwest Capital Funding, Inc., 6.875%, 7/15/2028.....     30,799,875
     950,000 Qwest Capital Funding, Inc., 7.250%, 2/15/2011.....        923,875
   8,675,000 Qwest Capital Funding, Inc., 7.750%, 2/15/2031.....      8,111,125
   2,025,000 Qwest Capital Funding, Inc., Guaranteed Note,
             7.000%, 8/03/2009(d)...............................      1,989,563
   2,420,000 Qwest Capital Funding, Inc., Guaranteed Note,
             7.625%, 8/03/2021..................................      2,244,550
  12,945,000 Qwest Corp., 6.875%, 9/15/2033.....................     11,197,425
   2,785,000 Qwest Corp., 7.250%, 9/15/2025.....................      2,603,975
   6,100,000 SLM Corp., 6.500%, 6/15/2010, (NZD)................      3,665,524
   4,000,000 St Paul Travel Cos, Inc., 6.750%, 6/20/2036........      3,949,316
   2,595,000 Sungard Data Systems, Inc., 144A, 10.250%,
             8/15/2015..........................................      2,682,581
   1,810,000 Sungard Data Systems, Inc., Senior Note, 144A,
             9.125%, 8/15/2013..................................      1,877,875
     852,000 Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(d)..        788,884
  11,145,000 Time Warner, Inc., 6.625%, 5/15/2029...............     10,708,517
   4,795,000 Time Warner, Inc., 6.950%, 1/15/2028...............      4,779,488
   3,150,000 Time Warner, Inc., 7.625%, 4/15/2031...............      3,391,684
   2,025,000 Time Warner, Inc., 7.700%, 5/01/2032...............      2,200,875
     496,687 Tiverton Power Associates, LP, 144A, 9.000%,
             7/15/2018(g).......................................        464,402
   4,245,000 Toll Brothers Financial Corp., 5.150%, 5/15/2015(d)      3,704,612
   4,950,000 Toys R US, Inc., 7.375%, 10/15/2018................      3,508,313
   1,000,000 Travelers Property Casualty Corp., 6.375%,
             3/15/2033..........................................        949,038
     315,000 TXU Corp., 5.550%, 11/15/2014......................        285,710
   2,225,000 TXU Corp., 6.550%, 11/15/2034(d)...................      1,954,627
 133,200,000 U.S. Treasury Bond, 5.375%, 2/15/2031(d)...........    135,499,831
  49,730,000 U.S. Treasury Note, 2.625%, 5/15/2008(d)...........     47,486,332
  20,270,000 U.S. Treasury Note, 3.000%, 2/15/2008(d)...........     19,585,097
   1,245,000 U.S. Treasury Note, 3.500%, 5/31/2007(d)...........      1,225,256
  80,000,000 U.S. Treasury Note, 3.625%, 4/30/2007(d)...........     78,912,480
  15,000,000 U.S. Treasury Note, 3.625%, 6/30/2007(d)...........     14,760,345
   1,545,000 United Rentals North America, Inc., Senior
             Subordinated Note, 7.000%, 2/15/2014(d)............      1,411,744
  51,815,000 Verizon Global Funding Corp., 5.850%, 9/15/2035....     45,076,252
   3,365,000 Verizon Maryland, Inc., 5.125%, 6/15/2033..........      2,572,007
  12,050,000 Verizon New York, Inc., 7.375%, 4/01/2032(d).......     11,878,673
   2,500,000 Wal-Mart Stores, Inc., 4.750%, 1/29/2013, (GBP)....      4,500,840
     600,000 Williams Cos., Inc., 7.875%, 9/01/2021.............        609,000
     965,000 Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031        950,525
   8,600,000 Williams Cos., Inc., Series A, 7.500%, 1/15/2031...      8,299,000
   2,200,000 Woolworth Corp., 8.500%, 1/15/2022.................      2,219,250
  15,550,000 Xerox Capital Trust I, Guaranteed Note, 8.000%,
             2/01/2027..........................................     15,608,312
   1,730,000 Xerox Corp., (MTN) 7.200%, 4/01/2016(d)............      1,734,325
                                                                 --------------
                                                                  1,727,056,218
                                                                 --------------
             Uruguay -- 0.1%
   1,600,000 Republic of Uruguay, 7.500%, 3/15/2015(d)..........      1,540,000
   2,906,257 Republic of Uruguay, 7.875%, 1/15/2033(d)(f).......      2,644,694
                                                                 --------------
                                                                      4,184,694
                                                                 --------------
             Venezuela -- 0.7%
  16,535,000 Cerro Negro Finance, Ltd., 144A, 7.900%, 12/01/2020     14,798,825

Investments as of June 30, 2006 (Unaudited)


 Principal
  Amount+   Description                                                                                          Value (a)
 ---------  ------------------------------------------------------------------------------------------------- --------------
            Venezuela - continued
$13,790,000 Petrozuata Finance, Inc., Series B, 144A, 8.220%, 4/01/2017...................................... $   12,962,600
                                                                                                              --------------
                                                                                                                  27,761,425
                                                                                                              --------------
            Total Non-Convertible Bonds
            (Identified Cost $3,065,550,961).................................................................  3,100,824,357
                                                                                                              --------------
            Total Bonds and Notes
            (Identified Cost $3,333,187,658).................................................................  3,383,059,368
                                                                                                              --------------

  Shares
  ------
Common Stocks -- 7.3%
            Brazil -- 0.2%
    234,000 Companhia Vale do Rio Doce, ADR..................................................................      5,625,360
                                                                                                              --------------
            Israel -- 0.0%
      2,288 Teva Pharmaceutical Industries, Ltd., Sponsored ADR..............................................         72,278
                                                                                                              --------------
            United States -- 7.1%
    200,925 Apartment Investment & Management Co., Class A...................................................      8,730,191
    889,730 Associated Estates Realty Corp., (REIT)..........................................................     11,032,652
  2,238,800 Bristol-Myers Squibb Co..........................................................................     57,895,368
    137,000 Camden Property Trust, (REIT)....................................................................     10,076,350
     53,260 Chesapeake Energy Corp.(d).......................................................................      1,611,115
  2,309,175 ConAgra Foods, Inc...............................................................................     51,055,859
     41,343 Corning, Inc.(k).................................................................................      1,000,087
     54,172 Cummins, Inc.....................................................................................      6,622,520
    182,500 Developers Diversified Realty Corp., (REIT)......................................................      9,522,850
    282,500 Duke Energy Corp.................................................................................      8,297,025
    460,000 Equity Residential Properties Trust, (REIT)......................................................     20,575,800
    688,150 HCA, Inc.........................................................................................     29,693,673
     79,877 Host Hotels & Resorts............................................................................      1,746,910
    477,725 KB Home..........................................................................................     21,903,691
    549,450 Lennar Corp., Class A............................................................................     24,379,097
    117,700 Simon Property Group, Inc., (REIT)...............................................................      9,762,038
                                                                                                              --------------
                                                                                                                 273,905,226
                                                                                                              --------------
            Total Common Stocks
            (Identified Cost $251,730,860)...................................................................    279,602,864
                                                                                                              --------------
Preferred Stocks -- 2.0%
            Philippines -- 0.2%
    267,750 Philippine Long Distance Telephone Co., Sponsored GDR, Convertible, Zero Coupon,
            12/31/2049(d)....................................................................................      9,242,730
                                                                                                              --------------
            United States -- 1.8%
    229,275 AES Trust III, Convertible, 6.750%, 10/15/2029...................................................     10,835,536
    107,725 CMS Energy Trust I, Convertible, 7.750%, 7/15/2027...............................................      5,332,388
    104,350 El Paso Energy Capital Trust I, 4.750%, 3/31/2028................................................      3,780,601
        393 Entergy New Orleans, Inc., 4.750%, 12/31/2045(g).................................................         14,467
     41,300 Felcor Lodging Trust, Inc., (REIT) Convertible, 1.950%, 12/31/2049(d)............................      1,007,307
     15,600 Lucent Technologies Capital Trust I, Convertible, 7.750%, 3/15/2017..............................     15,759,900
     62,475 Newell Financial Trust I, 5.250%, 12/01/2027.....................................................      2,756,709
    455,100 Owens-Illinois, Inc., Convertible, 4.750%, 12/31/2049............................................     15,928,500
        800 Pacific Gas & Electric Co., Series G, 4.800%.....................................................         16,280
    255,600 Six Flags, Inc., 7.250%, 8/15/2009...............................................................      5,520,960
    267,925 Travelers Property Casualty, Convertible, 4.500%, 4/15/2032(d)...................................      6,569,521
     11,000 United Rentals Trust I, Convertible, 6.500%, 8/01/2028(k)........................................        519,750
                                                                                                              --------------
                                                                                                                  68,041,919
                                                                                                              --------------
            Total Preferred Stocks
            (Identified Cost $72,409,732)....................................................................     77,284,649
                                                                                                              --------------
Mutual Funds -- 0.5%
            United States -- 0.5%............................................................................
  1,755,800 High Income Opportunity Fund, Inc................................................................     10,657,706
  1,368,400 Managed High Income Portfolio, Inc...............................................................      8,046,192
    110,211 Morgan Stanley Emerging Markets Debt Fund, Inc.(d)...............................................      1,006,226
                                                                                                              --------------
                                                                                                                  19,710,124
                                                                                                              --------------
            Total Mutual Funds (Identified Cost $20,353,073).................................................     19,710,124
                                                                                                              --------------

  Shares/
 Principal
  Amount+
 ---------
Short-Term Investments -- 12.8%
463,081,035 State Street Securities Lending Quality Trust(i).................................................    463,081,035
$29,871,128 Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2006 at
            3.450% to be repurchased at $29,879,716 on 7/03/2006, collateralized by $27,250,000 U.S. Treasury
            Bond, 6.250% due 8/15/2023 valued at $31,108,482, including accrued interest(h)                       29,871,128
            Total Short-Term Investments
            (Identified Cost $492,952,163)...................................................................    492,952,163
                                                                                                              --------------
            Total Investments -- 110.5% (Identified Cost $4,170,633,486)(b)..................................  4,252,609,168
            Other assets less liabilities--(10.5)%...........................................................   (404,026,527)
                                                                                                              --------------
            Total Net Assets -- 100%......................................................................... $3,848,582,641
                                                                                                              ==============

        LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)

--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not a price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Equity securities, including closed end investment companies, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.
    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period
(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2006, the net unrealized appreciation on investments based on cost of $4,178,071,996 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value of tax
      cost.................................................... $164,441,897
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value..............................................  (89,904,725)
                                                               ------------
    Net unrealized appreciation............................... $ 74,537,172
                                                               ============

 (c) Illiquid security. At June 30, 2006, the value of these securities amounted to $12,283,190 or 0.3% of net assets.

 (d) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund bears the risk of loss with respect to the investment of cash collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $455,877,263 and $463,081,035, respectively.

 (e) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

 (f)   All or a portion of interest payment is paid-in-kind.

 (g)   Non-income producing security due to default or bankruptcy filing.

 (h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

 (i)   Represents investment of securities lending collateral.

 (j) Step Bond: Coupon rate is above market rate for an initial period and then decreases at a specified date and rate.

 (k)   Non-income producing security.

 +     Principal amount is in U.S. dollars unless otherwise noted.

 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2006, the value of these amounted to $405,377,954 or 10.5% of net assets.

 ADR/  An American Depositary Receipt (ADR) or Global Depository Receipt
 GDR (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDR's are significantly influenced by trading on exchanges not located in the United States.

 FHLMC Federal Home Loan Mortgage Corporation

 FNMA  Federal National Mortgage Association

 MTN   Medium Term Note

 REITS Real Estate Investment Trusts

 ARS   Argentine Peso

 AUD   Australian Dollar

 BRL   Brazilian Real

 CAD   Canadian Dollar

 GBP   British Pound

 IDR   Indonesian Rupiah

 KRW   South Korean Won

 MXN   Mexican Peso

 NOK   Norwegian Krone

 NZD   New Zealand Dollar

 SEK   Swedish Krona

 SGD   Singapore Dollar

 THB   Thailand Baht

 ZAR   South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund


                                                                Shares Value(+)
                                                                ------ --------
 COMMON STOCKS- 98.0% of Total Net Assets

 Aerospace & Defense - 5.2%
 Honeywell International, Inc..................................  4,500 $181,350
 United Technologies Corp......................................  4,925  312,343
                                                                       --------
                                                                        493,693
                                                                       --------
 Beverages - 4.8%
 Molson Coors Brewing Co., Class B(b)..........................  2,275  154,427
 PepsiCo, Inc..................................................  5,000  300,200
                                                                       --------
                                                                        454,627
                                                                       --------
 Biotechnology - 2.5%
 Amgen, Inc.(c)................................................  3,675  239,720
                                                                       --------

 Capital Markets - 7.3%
 Bear Stearns Cos., Inc........................................  1,300  182,104
 Franklin Resources, Inc.......................................  2,375  206,174
 Goldman Sachs Group, Inc......................................  2,075  312,142
                                                                       --------
                                                                        700,420
                                                                       --------
 Chemicals - 5.2%
 Ecolab, Inc.(b)...............................................  6,025  244,494
 Praxair, Inc..................................................  4,600  248,400
                                                                       --------
                                                                        492,894
                                                                       --------
 Commercial Banks - 4.0%
 Wells Fargo & Co..............................................  3,225  216,333
 Zions Bancorporation..........................................  2,075  161,726
                                                                       --------
                                                                        378,059
                                                                       --------
 Communications Equipment - 8.8%
 Cisco Systems, Inc.(c)........................................ 15,250  297,832
 Corning, Inc.(c)..............................................  7,800  188,682
 Harris Corp...................................................  5,250  217,928
 QUALCOMM, Inc.................................................  3,475  139,243
                                                                       --------
                                                                        843,685
                                                                       --------
 Computers & Peripherals - 2.2%
 Hewlett-Packard Co............................................  6,675  211,464
                                                                       --------

 Diversified Financial Services - 4.0%
 Bank of America Corp..........................................  5,825  280,183
 Citigroup, Inc................................................  2,225  107,334
                                                                       --------
                                                                        387,517
                                                                       --------
 Diversified Telecommunications Services - 1.8%
 AT&T, Inc.....................................................  6,200  172,918
                                                                       --------

 Electronic Equipment & Instruments - 1.6%
 Flextronics International, Ltd.(b)(c)......................... 14,175  150,539
                                                                       --------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                              Shares Value(+)
                                                              ------ --------
 COMMON STOCKS- continued

 Energy Equipment & Services - 2.4%
 GlobalSantaFe Corp.(b)......................................  4,000 $231,000
                                                                     --------

 Healthcare Equipment & Supplies - 4.6%
 Kinetic Concepts, Inc.(b)(c)................................  2,650  116,997
 Medtronic, Inc..............................................  4,725  221,697
 Zimmer Holdings, Inc.(c)....................................  1,775  100,678
                                                                     --------
                                                                      439,372
                                                                     --------

 Healthcare Providers & Services - 4.5%
 Caremark Rx, Inc............................................  3,200  159,584
 WellPoint, Inc.(c)..........................................  3,750  272,888
                                                                     --------
                                                                      432,472
                                                                     --------

 Hotels, Restaurants & Leisure - 2.1%
 Marriott International, Inc., Class A.......................  5,350  203,942
                                                                     --------

 Insurance - 5.1%
 AFLAC, Inc..................................................  4,000  185,400
 Allstate Corp...............................................  2,700  147,771
 Everest Re Group Ltd........................................  1,825  157,990
                                                                     --------
                                                                      491,161
                                                                     --------

 IT Services - 1.0%
 First Data Corp.............................................  2,025   91,206
                                                                     --------

 Machinery - 4.9%
 Danaher Corp.(b)............................................  3,800  244,416
 Dover Corp..................................................  4,625  228,614
                                                                     --------
                                                                      473,030
                                                                     --------

 Media - 4.1%
 DIRECTV Group, Inc. (The)(b)(c)............................. 16,125  266,063
 Viacom, Inc., Class B(c)....................................  3,412  122,286
                                                                     --------
                                                                      388,349
                                                                     --------

 Multiline Retail - 1.5%
 Federated Department Stores, Inc............................  4,000  146,400
                                                                     --------

 Oil, Gas & Consumable Fuels - 7.7%
 ConocoPhillips..............................................  3,200  209,696
 Devon Energy Corp...........................................  4,475  270,334
 ExxonMobil Corp.............................................  4,225  259,204
                                                                     --------
                                                                      739,234
                                                                     --------

 Personal Products - 1.7%
 Alberto-Culver Co...........................................  3,425  166,866
                                                                     --------

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                         Shares      Value(+)
                                                        ---------- -----------
COMMON STOCKS - continued

Pharmaceuticals - 3.5%
Abbott Laboratories....................................      5,125 $   223,501
Perrigo Co.(b).........................................      6,625     106,663
                                                                   -----------
                                                                       330,164
                                                                   -----------
Road & Rail - 2.4%
Burlington Northern Santa Fe Corp......................      2,900     229,825
                                                                   -----------

Semiconductors & Semiconductor Equipment - 3.3%
DSP Group, Inc.(b)(c)..................................      3,675      91,324
Texas Instruments, Inc.................................      7,500     227,175
                                                                   -----------
                                                                       318,499
                                                                   -----------
Software - 1.8%
Microsoft Corp.........................................      7,400     172,420
                                                                   -----------
TOTAL COMMON STOCKS
(Identified Cost $8,096,967)...........................              9,379,476
                                                                   -----------

WARRANTS - 0.1%

WARRANTS - 0.1%
Raytheon Co.(c)........................................        533       6,742
                                                                   -----------
TOTAL WARRANTS (Identified Cost $0) 6,742

                                                        Principal
                                                         Amount
                                                        ----------

SHORT-TERM INVESTMENTS - 18.3%
Tri-Party Repurchase Agreement with Fixed Income
  Clearing Corporation, dated 6/30/06 at 3.450% to be
  repurchased at $192,055 on 7/03/06 collateralized by
  $145,000 U.S. Treasury Bond, 8.750% due 8/15/2020
  with value of $197,740(e)............................ $  192,000     192,000
                                                                   -----------

                                                         Shares
                                                        ----------
State Street Securities Lending Quality Trust (d)......  1,555,915   1,555,915
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,747,915)...........................              1,747,915
                                                                   -----------
TOTAL INVESTMENTS - 116.4%
(Identified Cost $9,844,882) (a) 11,134,133

Other assets less liabilities--(16.4)%.................             (1,567,976)
                                                                   -----------
TOTAL NET ASSETS - 100.0%..............................            $ 9,566,157
                                                                   ===========

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

--------
(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-sized trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At June 30, 2006, the unrealized appreciation on investments based on cost of $9,844,882 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost................................................ $1,521,621
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value..............................................   (232,370)
                                                                ----------
     Net unrealized appreciation............................... $1,289,251
                                                                ==========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $4,181,398 of which $214,505 expires on September 30, 2009, $2,177,191 expires on September 30, 2010, $1,622,157 expires on
    September 30, 2011, $110,150 expires on September 30, 2012 and $17,395 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $1,518,615 and $1,555,915 respectively.

(c) Non-income producing security.

(d) Represents investment of securities lending collateral.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

Loomis SaylesValue Fund


                                                              Shares  Value(+)
                                                              ------ ----------
 COMMON STOCKS - 97.0% of Total Net Assets

 Aerospace & Defense - 3.7%
 Northrop Grumman Corp....................................... 13,975 $  895,239
 United Technologies Corp.................................... 14,825    940,201
                                                                     ----------
                                                                      1,835,440
                                                                     ----------
 Beverages - 1.5%
 Molson Coors Brewing Co., Class B(b)........................ 11,450    777,226
                                                                     ----------

 Capital Markets - 8.2%
 Ameriprise Financial, Inc................................... 12,435    555,471
 Lehman Brothers Holdings, Inc............................... 13,275    864,866
 Mellon Financial Corp....................................... 22,425    772,093
 Merrill Lynch & Co., Inc.................................... 12,450    866,022
 Morgan Stanley.............................................. 16,475  1,041,385
                                                                     ----------
                                                                      4,099,837
                                                                     ----------
 Chemicals - 1.7%
 Praxair, Inc................................................ 15,600    842,400
                                                                     ----------

 Commercial Banks - 3.3%
 U.S. Bancorp................................................ 31,400    969,632
 Wells Fargo & Co............................................ 10,000    670,800
                                                                     ----------
                                                                      1,640,432
                                                                     ----------
 Commercial Services & Supplies - 1.0%
 ARAMARK Corp., Class B(b)................................... 14,450    478,440
                                                                     ----------

 Communications Equipment - 2.5%
 Avaya, Inc.(c).............................................. 48,175    550,159
 Motorola, Inc............................................... 36,075    726,911
                                                                     ----------
                                                                      1,277,070
                                                                     ----------
 Computers & Peripherals - 2.0%
 Hewlett-Packard Co.......................................... 31,000    982,080
                                                                     ----------

 Construction & Engineering - 1.0%
 Chicago Bridge & Iron Co. NV(b)............................. 20,525    495,679
                                                                     ----------

 Consumer Finance - 1.5%
 American Express Co......................................... 14,250    758,385
                                                                     ----------

 Diversified Financial Services - 9.9%
 Bank of America Corp........................................ 26,050  1,253,005
 CIT Group, Inc.............................................. 18,800    983,052
 Citigroup, Inc.............................................. 28,525  1,376,046
 J.P. Morgan Chase & Co...................................... 32,450  1,362,900
                                                                     ----------
                                                                     4,975,003
                                                                     ----------

 Diversified Telecommunications Services - 5.5%
 AT&T, Inc................................................... 29,800    831,122
 BellSouth Corp.............................................. 39,375  1,425,375

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                              Shares  Value(+)
                                                              ------ ----------
 COMMON STOCKS - continued

 Diversified Telecommunications Services - continued
 Embarq Corp.(c)............................................. 12,150 $  498,028
                                                                     ----------
                                                                      2,754,525
                                                                     ----------
 Electric Utilities - 3.2%
 Entergy Corp................................................ 12,475    882,606
 Exelon Corp................................................. 12,925    734,528
                                                                     ----------
                                                                      1,617,134
                                                                     ----------
 Electrical Equipment - 2.0%
 ABB Ltd. ADR................................................ 78,600  1,018,656
                                                                     ----------

 Electronic Equipment & Instruments - 0.9%
 Flextronics International, Ltd.(c).......................... 43,800    465,156
                                                                     ----------

 Energy Equipment & Services - 4.1%
 GlobalSantaFe Corp.......................................... 16,050    926,888
 Halliburton Co.............................................. 15,100  1,120,571
                                                                     ----------
                                                                      2,047,459
                                                                     ----------
 Healthcare Equipment & Supplies - 2.1%
 Baxter International, Inc................................... 15,475    568,861
 Beckman Coulter, Inc........................................  8,625    479,119
                                                                     ----------
                                                                      1,047,980
                                                                     ----------
 Healthcare Providers & Services - 1.6%
 Quest Diagnostics, Inc...................................... 13,450    805,924
                                                                     ----------

 Hotels, Restaurants & Leisure - 3.6%
 Burger King Holdings, Inc.(b)(c)............................ 20,625    324,844
 McDonald's Corp............................................. 28,275    950,040
 OSI Restaurant Partners, Inc.(b)............................ 16,000    553,600
                                                                     ----------
                                                                      1,828,484
                                                                     ----------
 Independent Power Producer & Energy - 1.0%
 NRG Energy, Inc.(b)(c)...................................... 10,675    514,322
                                                                     ----------

 Industrial Conglomerates - 1.7%
 Tyco International Ltd...................................... 31,250    859,375
                                                                     ----------

 Insurance - 7.1%
 Allstate Corp............................................... 22,100  1,209,533
 American International Group, Inc........................... 16,925    999,421
 Berkshire Hathaway, Inc., Class B(c)........................    220    669,460
 Prudential Financial, Inc...................................  9,050    703,185
                                                                     ----------
                                                                      3,581,599
                                                                     ----------
 Media - 7.5%
 Comcast Corp.(b)(c)......................................... 27,950    915,083

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                          Shares     Value(+)
                                                         ---------- -----------
COMMON STOCKS - continued

Media - continued
DIRECTV Group, Inc. (The)(b)(c).........................     59,225 $   977,212
News Corp., Class A.....................................     45,925     880,842
Time Warner, Inc........................................     57,750     999,075
                                                                    -----------
                                                                      3,772,212
                                                                    -----------
Multiline Retail - 1.4%
Federated Department Stores, Inc........................     19,325     707,295
                                                                    -----------

Oil, Gas & Consumable Fuels - 6.8%
Exxon Mobil Corp........................................     33,325   2,044,489
Occidental Petroleum Corp...............................      7,350     753,742
XTO Energy, Inc.........................................     13,875     614,246
                                                                    -----------
                                                                      3,412,477
                                                                    -----------
Pharmaceuticals - 4.6%
Abbott Laboratories.....................................     17,050     743,551
Johnson & Johnson.......................................     12,175     729,526
Pfizer, Inc.............................................     36,250     850,787
                                                                    -----------
                                                                      2,323,864
                                                                    -----------
Real Estate - 1.1%
Simon Property Group, Inc. REIT.........................      6,450     534,963
                                                                    -----------

Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.......................      6,125     485,406
                                                                    -----------

Software - 1.2%
Microsoft Corp..........................................     26,650     620,945
                                                                    -----------

Specialty Retail - 2.7%
Gap, Inc. (The).........................................     27,825     484,155
Office Depot, Inc.(c)...................................     22,925     871,150
                                                                    -----------
                                                                      1,355,305
                                                                    -----------
Tobacco - 1.6%
Altria Group, Inc.......................................     10,975     805,894
                                                                    -----------
TOTAL COMMON STOCKS (Identified Cost $39,918,581).......             48,720,967
                                                                    -----------

                                                         Principal
                                                          Amount
                                                         ----------
SHORT-TERM INVESTMENTS - 14.0%

Commercial Paper - 7.8%
AIG Funding, Inc., 3.750%, 7/03/2006(d)................. $1,423,000   1,422,704

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited)

                                                        Principal
                                                         Amount      Value(+)
                                                        ---------- -----------
SHORT-TERM INVESTMENTS - continued.....................

Commercial Paper - continued...........................
San Paolo United States Financial Co., 3.750%,
  7/03/2006(d)......................................... $2,500,000 $ 2,499,479
                                                                   -----------
                                                                     3,922,183
                                                                   -----------

                                                         Shares
                                                        ----------
State Street Securities Lending Quality Trust(e).......  3,099,600   3,099,600
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (Identified Cost
  $7,021,783)..........................................              7,021,783
                                                                   -----------
TOTAL INVESTMENTS - 111.0% (Identified Cost
  $46,940,364)(a)......................................             55,742,750
Other assets less liabilities--(11.0)%.................             (5,502,966)
                                                                   -----------
TOTAL NET ASSETS - 100.0%..............................            $50,239,784
                                                                   ===========
--------
(+) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and to return of capital included in dividends received from the Fund's investments in REIT's.):

    At June 30, 2006, the unrealized appreciation on
      investments based on cost of $46,940,364 for federal
      income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost........ $9,199,371
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value........   (396,985)
                                                                 ----------
    Net unrealized appreciation................................. $8,802,386
                                                                 ==========

(b) All or a portion of this security was on loan to brokers at June 30, 2006. The Fund has entered into an agreement with State Street Bank and Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively,

PORTFOLIO OF INVESTMENTS - as of June 30, 2006 (Unaudited) when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2006 were $3,016,801 and $3,099,600 respectively.

(c) Non-income producing security.

(d) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

(e) Represents investment of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

REIT RealEstate Investment Trust.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Loomis Sayles Funds II

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  August 28, 2006

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  August 28, 2006